As filed with the Securities and Exchange Commission on July 22, 2010
File Nos. 333-62298 and 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. _____	[ ]

Post-Effective Amendment No. 197	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 199

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(414) 287-3338
(Registrant’s Telephone Number, including Area Code)

Rachel A. Spearo, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202
(414) 273-3500

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b).
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1).
[X]	on September 28, 2010 pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 197 to the Registration Statement of Trust for Professional Managers is being filed for the purpose of conforming Grubb & Ellis’ Prospectus to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.

Grubb & Ellis AGA Realty Income Fund (GBEIX)
Grubb & Ellis AGA U.S. Realty Fund (GBEUX)
Grubb & Ellis AGA International Realty Fund (GBEWX)

Class A Shares

Prospectus

September 28, 2010

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

Grubb & Ellis AGA Realty Income Fund
Grubb & Ellis AGA U.S. Realty Fund
Grubb & Ellis AGA International Realty Fund
each a series of Trust for Professional Managers (the “Trust”)

Class A Shares

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS	19

Grubb & Ellis AGA Realty Income Fund	19
Grubb & Ellis AGA U.S. Realty Fund	20
Grubb & Ellis AGA International Realty Fund	21
General Investment Policies of the Funds	22
Principal Risks of Investing in the Funds	23
Portfolio Holdings Information	29

Summary Section

Grubb & Ellis AGA Realty Income Fund

Investment Objectives
The primary investment objective of the Grubb & Ellis AGA Realty Income Fund (the “Realty Income Fund”) is current income through investment in real estate securities.  Long-term capital appreciation is a secondary investment objective of the Realty Income Fund.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Realty Income Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Grubb & Ellis Funds.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares,” on page […], below, and under “Purchase and Redemption of Fund Shares – Sales Charge on Class A Shares” on page […] in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)(1)	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held 90 days or less)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%
Other Expenses	[…]%
Acquired Fund Fees and Expenses	[…]%
Total Annual Fund Operating Expenses(2)	[…]%
Fee Waiver/ Expense Reimbursement	[…]%
Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement(3)	[…]%

(1)	Only imposed on shares purchased at the $1,000,000 breakpoint that are redeemed within 12 months of purchase.

(2)
Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus, which do not include Acquired Fund Fees and Expenses.

(3)
Pursuant to an operating expense limitation agreement between the Realty Income Fund’s investment adviser, Grubb & Ellis Alesco Global Advisors, LLC (the “Adviser”) and the Realty Income Fund, the Adviser has agreed to waive its fees and/or reimburse expenses of the Realty Income Fund to ensure that Total Annual Fund Operating Expenses (exclusive generally of interest and tax expenses, brokerage commissions, extraordinary and non-recurring expenses and acquired fund fees and expenses) do not exceed 1.48% of the Realty Income Fund’s average net assets, through [September 30, 2011], subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”).  This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees.  The Adviser is permitted to seek reimbursement from the Realty Income Fund, subject to limitations, for fees it waives and Fund expenses it paid for a period of three fiscal years from the date of such waiver and/or reimbursement.

Example
This Example is intended to help you compare the costs of investing in the Realty Income Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Realty Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Realty Income Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Table of Contents - Prospectus

One Year	Three Years	Five Years	Ten Years
$[…]	$[…]	$[…]	$[…]

Portfolio Turnover
The Realty Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Realty Income Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Realty Income Fund’s portfolio turnover rate was […]% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Realty Income Fund seeks to achieve its investment objectives by investing at least 80% of its assets in dividend-paying common stocks and preferred stocks, including dividend-paying convertible preferred securities, of U.S. Realty Companies (as defined below), preferably those securities having the potential to deliver regular income and to offer the opportunity for long-term growth of income and capital appreciation.

The Realty Income Fund defines “Realty Companies” as real estate-related companies of any size including real estate investment trusts (“REITs”), real estate operating companies (“REOCs”), real estate service companies, companies in the homebuilding, lodging and hotel industries, as well as companies engaged in the healthcare, gaming, retailing, restaurant, natural resources and utility industries, and other companies whose investments, balance sheets or income statements are real-estate intensive.  The Realty Income Fund considers a company to be “real estate-related” or “real estate intensive” if at least 50% of the company’s actual or anticipated revenues, profits, assets, services or products are related to real estate including, but not limited to, the ownership, renting, leasing, construction, management, development or financing of commercial, industrial or residential real estate.  The Realty Income Fund considers “U.S. companies” to be companies organized in the United States or for which 50% of their actual or anticipated revenues or profits are generated in, their assets are located in, or their services or products are provided or sold in, the United States.

Under normal circumstances, the Realty Income Fund may invest up to 20% of its net assets in U.S. securities and instruments including fixed income securities of issuers of any size and any maturity, cash and cash equivalents, money market instruments and shares of other investment companies and exchange traded funds (“ETFs”), the issuers of which need not be Realty Companies.  The Realty Income Fund’s investments in fixed income securities and preferred stock may include those rated below “investment grade” by a nationally recognized statistical rating organization (“NRSRO”), or that are unrated but judged to be below investment grade by the Adviser.  Below investment grade fixed income securities are commonly known as “junk bonds.”

The Adviser conducts proprietary quantitative, qualitative and on-site real estate analysis to select the Realty Income Fund’s portfolio investments, including research at the macroeconomic, sector, company and property level.  The Adviser’s individual company research may consider a number of quantitative measures, including earnings growth potential, price to earnings or free cash flow multiples, price to net asset value (“NAV”) ratios, dividend yield and potential for growth, return on equity and return on assets, as well as qualitative factors such as overall business and growth strategy and quality of management.  The Adviser may sell an investment in the Fund’s portfolio when the investment no longer meets the Adviser’s criteria as described above, or when a more attractive investment opportunity arises.

Table of Contents - Prospectus

Principal Risks
Before investing in the Realty Income Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Realty Income Fund over short or even long periods of time.  The principal risks of investing in the Realty Income Fund are:

•
Management Risk.  The risk that the investment strategies employed by the Adviser in selecting investments for the Realty Income Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investments.

•
General Market Risk.  The risk that the value of the Realty Income Fund’s shares will fluctuate based on the performance of the Realty Income Fund’s investments and other factors affecting the capital markets generally.  The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years, particularly in securities related to finance and real estate.  Continuing market problems may have adverse effects on the Fund.

•
Risk of Investing in Real Estate Generally. The risks related to investments in Realty Companies, including, but not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations, interest rates; operating or development expenses and lack of available financing.

•
Risk of Concentration of Investments in Real Estate-Related Securities.  The risk that the Realty Income Fund could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results.

•
Risk Relating to Investments in REITs.  A REIT’s share price may decline because of adverse developments affecting the real estate industry including changes in interest rates.  The returns from REITs may trail returns from the overall market.  Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.

•
Equity Market Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•
Preferred Stock.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that unlike common stock, participation in the growth of an issuer may be limited.

•
Convertible Securities Risk.  The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

•
Large-Cap Company Risk.  The risk that larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful smaller companies, especially during extended periods of economic expansion.

•
Micro-Cap, Small-Cap and Mid-Cap Company Risk.  The risk that the securities of micro-cap, small-cap and mid-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Table of Contents - Prospectus

•
Debt Securities Risk. Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund.  Investments in debt securities include credit risk, which is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

•
Below Investment Grade Risk.  Investments in below investment grade securities involve a greater risk of default and are subject to a substantially higher degree of credit risk or price changes than investment grade securities.

•
Other Investment Companies and ETFs Risk.  The Fund will bear the indirect fees and expenses charged by other investment companies and ETFs in which the Fund invests in addition to its own direct fees and expenses, as well as indirectly bearing the principal risks of those funds.  ETFs are subject to the risk that the market price of an ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

Performance
The performance information below demonstrates the risks of investing in the Realty Income Fund by showing how the Realty Income Fund’s average annual returns for one year compare with those of a broad measure of market performance.  Remember, the Realty Income Fund’s past performance, before and after taxes, is not necessarily an indication of how the Realty Income Fund will perform in the future.  Updated performance information is available on the Realty Income Fund’s website at www.gbefunds.com or by calling the Realty Income Fund toll-free at 877-40-GRUBB (877-404-7822).

Calendar Year Total Return as of December 31*

The Fund’s calendar year-to-date return as of June 30, 2010 was […]%.  During the period of time shown in the bar chart, the Fund’s highest quarterly return was […]% for the quarter ended […], and the lowest quarterly return was […]% for the quarter ended […].

* Sales loads are not reflected in the bar chart and the highest and lowest quarterly returns.  If sales loads were reflected, the returns shown would have been less than those shown.

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Average Annual Total Returns
(for the Period Ended December 31, 2009)
Since Inception
	1 Year	(7/30/08)

Return Before Taxes	[…]%	[…]%
Return After Taxes on Distributions	[…]%	[…]%
Return After Taxes on Distributions and Sale of Fund Shares	[…]%	[…]%
Dow Jones Select Real Estate Securities Index	[…]%	[…]%
(reflects no deduction for fees, expenses or taxes)
Merrill Lynch Fixed Rate Preferred Index	[…]%	[…]%
(reflects no deduction for fees, expenses or taxes)
S&P 500® Index	[…]%	[…]%
(reflects no deduction for fees, expenses or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Realty Income Fund’s 30 day yield at May 31, 2010, was […]%.

Investment Adviser
Grubb & Ellis Alesco Global Advisors, LLC is the Realty Income Fund’s investment adviser.

Portfolio Managers
The Realty Income Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service with the Fund	Primary Title
Jay P. Leupp	Since 2008	Lead Portfolio Manager
Brett D. Johnson	Since 2008	Portfolio Manager
David R. Ronco	Since 2008	Portfolio Manager

For important information about the purchase and sale of Realty Income Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page […].

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Grubb & Ellis AGA U.S. Realty Fund

Investment Objectives
The primary investment objective of the Grubb & Ellis AGA U.S. Realty Fund (the “U.S. Realty Fund”) is total return through long term capital appreciation.  The secondary investment objective is current income, including interest and dividends from portfolio securities.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Realty Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Grubb & Ellis Funds.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares,” on page […], below, and under “Purchase and Redemption of Fund Shares – Sales Charge on Class A Shares” on page […] in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)(1)	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held 90 days or less)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%
Other Expenses	[…]%
Acquired Fund Fees and Expenses	[…]%
Total Annual Fund Operating Expenses(2)	[…]%
Fee Waiver/ Expense Reimbursement	[…]%
Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement(3)	[…]%

(1)	Only imposed on shares purchased at the $1,000,000 breakpoint that are redeemed within 12 months of purchase.

(2)
Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus, which does not include Acquired Fund Fees and Expenses.

(3)
Pursuant to an operating expense limitation agreement between the U.S. Realty Fund’s investment adviser, Grubb & Ellis Alesco Global Advisors, LLC (the “Adviser”) and the U.S. Realty Fund, the Adviser has agreed to waive its fees and/or reimburse expenses of the U.S. Realty Fund to ensure that Total Annual Fund Operating Expenses (exclusive generally of interest and tax expenses, brokerage commissions, extraordinary and non-recurring expenses and acquired fund fees and expenses) do not exceed 2.00% of the U.S. Realty Fund’s average net assets, through [September 30, 2011], subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”).  This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees.  The Adviser is permitted to seek reimbursement from the U.S. Realty Fund, subject to limitations, for fees it waives and Fund expenses it paid for a period of three fiscal years from the date of such waiver and/or reimbursement.

Example
This Example is intended to help you compare the costs of investing in the U.S. Realty Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the U.S. Realty Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Table of Contents - Prospectus

One Year	Three Years	Five Years	Ten Years
$[…]	$[…]	$[…]	$[…]

Portfolio Turnover
The U.S. Realty Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when U.S. Realty Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the U.S. Realty Fund’s performance.  During the most recent fiscal year, the U.S. Realty Fund’s portfolio turnover rate was […]% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the U.S. Realty Fund seeks to achieve its investment objectives by investing at least 80% of its net assets in common, convertible and preferred stock of U.S. Realty Companies.

The Fund defines “Realty Companies” as real estate-related companies of any size including real estate investment trusts (“REITs”), real estate operating companies (“REOCs”), real estate service companies, companies in the homebuilding, lodging and hotel industries, as well as companies engaged in the healthcare, gaming, retailing, restaurant, natural resources and utility industries, and other companies whose investments, balance sheets or income statements are real-estate intensive.  The U.S. Realty Fund considers a company to be “real estate-related” or “real estate intensive” if at least 50% of the company’s actual or anticipated revenues, profits, assets, services or products are related to real estate including, but not limited to, the ownership, renting, leasing, construction, management, development or financing of commercial, industrial or residential real estate.  The U.S. Realty Fund considers “U.S. companies” to be companies organized in the United States or for which 50% of their actual or anticipated revenues or profits are generated in, their assets are located in, or their services or products are provided or sold in, the United States.

Under normal circumstances, the U.S. Realty Fund may invest up to 20% of its net assets in rights, warrants, other equity securities (including initial public offerings), and convertible and debt securities of U.S. Realty Companies as well as up to 20% of its net assets in equity and debt securities and instruments of U.S. companies or entities (which need not be Realty Companies) of any size, including, but not limited to, fixed income securities of any maturity, money market instruments, shares of other investment companies and exchange traded fund (“ETFs”), and cash and cash equivalents.  The Fund’s investments in fixed income securities may include those rated below “investment grade” by a nationally recognized statistical rating organization (“NRSRO”), or that are unrated but judged to be below investment grade by the Adviser.  Below investment grade fixed income securities are commonly known as “junk bonds.”

The Adviser conducts proprietary quantitative, qualitative and on-site real estate analysis to select the U.S. Realty Fund’s portfolio investments, including research at the macroeconomic, sector, company and property level.  The Adviser’s individual company research may consider a number of quantitative measures, including earnings growth potential, price to earnings or free cash flow multiples, price to net asset value (“NAV”) ratios, dividend yield and potential for growth, return on equity and return on assets, as well as qualitative factors such as overall business and growth strategy and quality of management.  The Adviser may sell an investment in the U.S. Realty Fund’s portfolio when the investment no longer meets the Adviser’s criteria as described above, or when a more attractive investment opportunity arises.

Table of Contents - Prospectus

Principal Risks
Before investing in the U.S. Realty Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the U.S. Realty Fund.  The principal risks of investing in the U.S. Realty Fund are:

•
Management Risk.  The risk that the investment strategies employed by the Adviser in selecting investments for the U.S. Realty Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investments.

•
General Market Risk.  The risk that the value of the U.S. Realty Fund’s shares will fluctuate based on the performance of the U.S. Realty Fund’s investments and other factors affecting the capital markets generally.  The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years, particularly in securities related to finance and real estate.  Continuing market problems may have adverse effects on the U.S. Realty Fund.

•
Risk of Investing in Real Estate Generally. The risks related to investments in Realty Companies including, but not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations, interest rates; operating or developmental expenses and lack of available financing.

•
Risk of Concentration of Investments in Real Estate-Related Securities.  The risk that the U.S. Realty Fund could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results.

•
Risk Relating to Investments in REITs. A REIT’s share price may decline because of adverse developments affecting the real estate industry including changes in interest rates.  The returns from REITs may trail returns from the overall market.  Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.

•
Equity Market Risk.  The equity securities held in the U.S. Realty Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the U.S. Realty Fund invests.

•
Preferred Stock.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that unlike common stock, participation in the growth of an issuer may be limited.

•
Convertible Securities Risk.  The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

•
Large-Cap Company Risk.  The risk that larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful smaller companies, especially during extended periods of economic expansion.

•
Micro-Cap, Small-Cap and Mid-Cap Company Risk.  The risk that the securities of micro-cap, small-cap and mid-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Table of Contents - Prospectus

•
Debt Securities Risk. Interest rates may go up resulting in a decrease in the value of the debt securities held by the U.S. Realty Fund.  Investments in debt securities include credit risk, which is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

•
Below Investment Grade Risk.  Investments in below investment grade securities involve a greater risk of default and are subject to a substantially higher degree of credit risk or price changes than investment grade securities.

•
Initial Public Offerings Risk.  The risk that because IPO shares frequently are volatile in price, the U.S. Realty Fund may hold IPO shares for a very short period of time.  This may increase the turnover of the U.S. Realty Fund’s portfolio and may lead to increased expenses to the U.S. Realty Fund, such as commissions and transaction costs.  By selling shares, the U.S. Realty Fund may realize taxable capital gains that it will subsequently distribute to shareholders.

•
Other Investment Companies and ETFs Risk.  The U.S. Realty Fund will bear the indirect fees and expenses charged by other investment companies and ETFs in which the U.S. Realty Fund invests in addition to its own direct fees and expenses, as well as indirectly bearing the principal risks of those funds.  ETFs are subject to the risk that the market price of an ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

Performance
The performance information below demonstrates the risks of investing in the U.S. Realty Fund by showing how the U.S. Realty Fund’s average annual returns for one year compare with those of a broad measure of market performance.  Remember, the U.S. Realty Fund’s past performance, before and after taxes, is not necessarily an indication of how the U.S. Realty Fund will perform in the future.  Updated performance information is available on the U.S. Realty Fund’s website at www.gbefunds.com or by calling the Fund toll-free at 877-40-GRUBB (877-404-7822).

Calendar Year Total Return as of December 31*

The U.S. Realty Fund’s calendar year-to-date return as of June 30, 2010 was […]%.  During the period of time shown in the bar chart, the U.S. Realty Fund’s highest quarterly return was […]% for the quarter ended […], and the lowest quarterly return was […]% for the quarter ended […].

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* Sales loads are not reflected in the bar chart and the highest and lowest quarterly returns.  If sales loads were reflected, the returns shown would have been lower than those shown.

Average Annual Total Returns
(for the Period Ended December 31, 2009)
Since Inception
(12/31/08)

Return Before Taxes	[…]%
Return After Taxes on Distributions	[…]%
Return After Taxes on Distributions and Sale of Fund Shares	[…]%
Dow Jones Select Real Estate Securities Index	[…]%
(reflects no deduction for fees, expenses or taxes)
S&P 500® Index	[…]%
(reflects no deduction for fees, expenses or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser
Grubb & Ellis Alesco Global Advisors, LLC is the U.S. Realty Fund’s investment adviser.

Portfolio Managers
The U.S. Realty Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service with the Fund	Primary Title
Jay P. Leupp	Since 2008	Lead Portfolio Manager
Brett D. Johnson	Since 2008	Portfolio Manager
David R. Ronco	Since 2008	Portfolio Manager

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page […].

Table of Contents - Prospectus

Grubb & Ellis AGA International Realty Fund

Investment Objectives
The primary investment objective of the Grubb & Ellis AGA International Realty Fund (the “International Realty Fund”) is total return through long term capital appreciation.  The secondary investment objective is current income, including interest and dividends from portfolio securities.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Realty Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Grubb & Ellis Funds.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares,” on page […], below, and under “Purchase and Redemption of Fund Shares – Sales Charge on Class A Shares” on page […] in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)(1)	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held 90 days or less)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%
Other Expenses	[…]%
Acquired Fund Fees and Expenses	[…]%
Total Annual Fund Operating Expenses(2)	[…]%
Fee Waiver/ Expense Reimbursement	[…]%
Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement(3)	[…]%

(1)	Only imposed on shares purchased at the $1,000,000 breakpoint that are redeemed within 12 months of purchase.

(2)
Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus, which does not include Acquired Fund Fees and Expenses.

(3)
Pursuant to an operating expense limitation agreement between the the International Realty Fund’s investment adviser, Grubb & Ellis Alesco Global Advisers, LLC (the “Adviser”) and the International Fund, the Adviser has agreed to waive its fees and/or reimburse expenses of the International Realty Fund to ensure that Total Annual Fund Operating Expenses (exclusive generally of interest and tax expenses, brokerage commissions, extraordinary and non-recurring expenses and acquired fund fees and expenses) do not exceed 2.00% of the International Realty Fund’s average net assets, through [September 30, 2011], subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”).  This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees.  The Adviser is permitted to seek reimbursement from the International Realty Fund, subject to limitations, for fees it waives and Fund expenses it paid for a period of three fiscal years from the date of such waiver and/or reimbursement.

Example
This Example is intended to help you compare the costs of investing in the International Realty Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the International Realty Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the International Realty Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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One Year	Three Years	Five Years	Ten Years
$[…]	$[…]	$[…]	$[…]

Portfolio Turnover
The International Realty Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Realty Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the International Realty Fund’s performance.  During the most recent fiscal year, the International Realty Fund’s portfolio turnover rate was […]% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the International Realty Fund invests at least 80% of its net assets in equity securities of International Realty Companies as well as certain synthetic instruments relating to International Realty Companies.  Such synthetic instruments are investments that have economic characteristics similar to the International Fund’s direct investments in International Realty Companies and may include warrants, depositary receipts, including American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”) and Exchange Traded Funds (“ETFs”).  The Fund will invest, directly or indirectly, in at least three different countries outside of the U.S., including securities of companies in emerging markets.

The International Realty Fund defines “Realty Companies” as real estate-related companies of any size, including: real estate service companies; companies in the homebuilding, lodging and hotel industries; and companies in engaged in the healthcare, gaming, retailing, restaurant, natural resources and utility industries, and other companies whose investments, balance sheets or income statements are real-estate intensive.  The International Realty Fund considers a company to be “real estate-related” or “real estate intensive” if at least 50% of the company’s actual or anticipated revenues, profits, assets, services or products are related to real estate including, but not limited to: the ownership, renting, leasing, construction, management, development or financing of commercial, industrial or residential real estate.  The International Realty Fund considers “International Companies” to be companies organized in a country or jurisdiction other than the U.S., or for which 50% of their actual or anticipated revenues or profits are generated outside of, their assets are located outside of, or their services or products are provided or sold outside of, the U.S.

Under normal circumstances, the International Fund may invest up to 20% of its net assets in rights, other equity-linked securities (including initial public offerings) and debt securities of International Realty Companies.  The International Fund also may invest up to 20% of its net assets in equity and debt securities and instruments of International Companies or entities of any size other than Realty Companies, including, but not limited to, debt securities of any maturity, money market instruments, shares of ETFs and other collective investment funds, and cash and cash equivalents, except that certain synthetic securities (including ADRs) and cash equivalents (including, money market funds, bank short-term investment funds and deposits, repurchase agreements, etc.) may be issued by or held in U.S. companies.  The Fund’s investments in debt securities may include those rated below “investment grade” by a nationally recognized statistical rating organization (“NRSRO”), or that are unrated but judged to be below investment grade by the Adviser.  Below investment grade fixed income securities are commonly known as “junk bonds.”

The Adviser conducts proprietary quantitative, qualitative and on-site real estate analysis to select the International Realty Fund’s portfolio investments, including research at the macroeconomic, sector, company and property level.  The Adviser’s individual company research may consider a number of quantitative measures, including earnings growth potential, price to earnings or free cash flow multiples, price to net asset value (“NAV”) ratios, dividend yield and potential for growth, return on equity and return on assets, as well as qualitative factors such as overall business and growth strategy and quality of management.  The Adviser may sell an investment in the International Realty Fund’s portfolio when the investment no longer meets the Adviser’s criteria as described above, or when a more attractive investment opportunity arises.

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The International Realty Fund is non-diversified, which means that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.  Since the International Realty Fund is non-diversified, its NAV and total returns may fluctuate or fall more in times of weaker markets than a diversified mutual fund.

Principal Risks
Before investing in the International Realty Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the International Realty Fund.  The principal risks of investing in the International Realty Fund are:

•
Management Risk.  The risk that the investment strategies employed by the Adviser in selecting investments for the International Realty Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investments.

•
General Market Risk.  The risk that the value of the International Realty Fund’s shares will fluctuate based on the performance of the International Realty Fund’s investments and other factors affecting the capital markets generally.  The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years, particularly in securities related to finance and real estate.  Continuing market problems may have adverse effects on the International Realty Fund.

•
Risk of Investing in Real Estate Generally. The risks related to investments in Realty Companies including, but not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations, interest rates, operating or developmental expenses and lack of available financing.

•
Risk of Concentration of Investments in Real Estate-Related Securities.  The risk that the International Realty Fund could lose money due to the performance of real estate-related securities even if stock markets generally are experiencing positive results.

•
Risk Relating to Investments in REITs. A REIT’s share price may decline because of adverse developments affecting the real estate industry including changes in interest rates.  The returns from REITs may trail returns from the overall market.  Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.

•
International Companies Risk.  Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers.  Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments.  Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs and EDRs carry similar risks.  Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

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•
Equity Market Risk.  The equity securities held in the International Realty Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the International Realty Fund invests.

•
Preferred Stock.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that unlike common stock, participation in the growth of an issuer may be limited.

•
Convertible Securities Risk.  The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

•
Large-Cap Company Risk.  The risk that larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful smaller companies, especially during extended periods of economic expansion.

•
Micro-Cap, Small-Cap and Mid-Cap Company Risk.  The risk that the securities of micro-cap, small-cap and mid-cap companies may be more volatile and less liquid than the securities of large-cap companies.

•
Debt Securities Risk. Interest rates may go up resulting in a decrease in the value of the debt securities held by the International Realty Fund.  Investments in debt securities include credit risk, which is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

•
Below Investment Grade Risk.  Investments in below investment grade securities involve a greater risk of default and are subject to a substantially higher degree of credit risk or price changes than investment grade securities.

•
Initial Public Offerings Risk.  The risk that because IPO shares frequently are volatile in price, the International Realty Fund may hold IPO shares for a very short period of time.  This may increase the turnover of the International Realty Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs.  By selling shares, the International Realty Fund may realize taxable capital gains that it will subsequently distribute to shareholders.

•
Other Investment Companies and ETFs Risk.  The Fund will bear the indirect fees and expenses charged by other investment companies and ETFs in which the International Realty Fund invests in addition to its own direct fees and expenses, as well as indirectly bearing the principal risks of those funds.  ETFs are subject to the risk that the market price of an ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

•
Non-Diversified Fund Risk.  The International Realty Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under federal securities laws.  The International Realty Fund may invest a greater percentage of its assets in the securities of a single issuer.  Therefore, a decline in the value of a single investment could cause the International Realty Fund’s overall value to decline to a greater degree than if the International Realty Fund held a more diversified portfolio.

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Performance
The performance information below demonstrates the risks of investing in the International Realty Fund by showing how the Fund’s average annual returns for one year compare with those of a broad measure of market performance.  Remember, the International Realty Fund’s past performance, before and after taxes, is not necessarily an indication of how the International Realty Fund will perform in the future.  Updated performance information is available on the International Realty Fund’s website at www.gbefunds.com or by calling the Fund toll-free at 877-40-GRUBB (877-404-7822).

Calendar Year Total Return as of December 31*

The Fund’s calendar year-to-date return as of June 30, 2010 was […]%.  During the period of time shown in the bar chart, the Fund’s highest quarterly return was […]% for the quarter ended […], and the lowest quarterly return was […]% for the quarter ended […].

* Sales loads are not reflected in the bar chart and the highest and lowest quarterly returns.  If sales loads were reflected, the returns shown would have been lower.

Average Annual Total Returns
(for the Period Ended December 31, 2009)
Since Inception
(12/31/08)

Return Before Taxes	[…]%
Return After Taxes on Distributions	[…]%
Return After Taxes on Distributions and Sale of Fund Shares	[…]%
S&P Developed BMI Property (ex. U.S.)® Index	[…]%
(reflects no deduction for fees, expenses or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser
Grubb & Ellis Alesco Global Advisors, LLC is the International Realty Fund’s investment adviser.

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Portfolio Managers
The International Realty Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service with the Fund	Primary Title
Jay P. Leupp	Since 2008	Lead Portfolio Manager
Brett D. Johnson	Since 2008	Portfolio Manager

For important information about the purchase and sale of International Realty Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page […].

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Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

Purchase and Sale of Fund Shares
Investors may purchase or redeem Fund shares on any business day by written request (Grubb & Ellis AGA Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), wire transfer, telephone at 877-40-GRUBB (877-404-7822), or through a financial intermediary.  Purchases, exchanges and redemptions by telephone are only permitted if you previously established these options on your account.  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer or other financial intermediary should contact the broker-dealer other financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Minimum Investment Amount
	Initial	Subsequent
Regular Accounts	$ 2,000	$ 100
Exchange from another Grubb & Ellis AGA Fund	$ 2,000	$ 100
Automatic Investment Plan	$ 100	$ 100

Tax Information
The Funds’ distributions may be subject to federal income tax and may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

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Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

Grubb & Ellis AGA Realty Income Fund

Investment Objective
The primary investment objective of the Realty Income Fund is current income through investment in real estate securities.  Long-term capital appreciation is a secondary investment objective of the Realty Income Fund.

Principal Investment Strategies
Under normal circumstances, the Realty Income Fund seeks to achieve its investment objectives by investing at least 80% of its assets in dividend-paying common stocks and preferred stocks, including dividend-paying convertible preferred securities, of U.S. Realty Companies (as defined below), preferably those securities having the potential to deliver regular income and to offer the opportunity for long-term growth of income and capital appreciation.  For purposes of the Realty Income Fund’s investment strategies, “Realty Companies” are real estate-related companies of any size including, but not limited to, REITs, real estate operating companies (REOCs), real estate service companies, companies in the homebuilding, lodging and hotel industries, as well as companies engaged in the healthcare, gaming, retailing, restaurant, natural resources and utility industries, and other companies whose investments, balance sheets or income statements are real-estate intensive.  For purposes of the Realty Income Fund’s investment strategy, the Realty Income Fund considers a company to be “real estate-related” or “real estate intensive” if at least 50% of the company’s actual or anticipated revenues, profits, assets, services or products are related to real estate including, but not limited to, the ownership, renting, leasing, construction, management, development or financing of commercial, industrial or residential real estate.  The Realty Income Fund considers “U.S. companies” to be companies organized in the United States or for which 50% of their actual or anticipated revenues or profits are generated in, their assets are located in, or their services or products are provided or sold in, the United States.

Under normal circumstances, the Realty Income Fund also may invest up to 20% of its net assets in U.S. securities and instruments including, but not limited to: fixed income securities of issuers of any size and any maturity, cash and cash equivalents; money market instruments and shares of ETFs and other investment companies; the issuers of which need not be Realty Companies.  The Realty Income Fund may also invest up to 20% of its net assets in securities that at the time of purchase are rated below “investment grade” by a NRSRO or that are unrated but judged to be below investment grade by the Adviser.  Below-investment grade securities or their equivalents are commonly known as “junk bonds.”

The Adviser conducts quantitative, qualitative and on-site real estate analysis to generate internal investment ideas.  The Adviser has numerous proprietary tools and resources to conduct research at the macroeconomic, sector, company and property level.  The Adviser may use macroeconomic analysis and property sector research, including domestic and international economic strength, the interest rate environment, broader stock market performance and property-level real estate trends as well as traditional supply and demand analysis.  The Adviser’s individual company research may consider a number of quantitative measures, including earnings growth potential, price to earnings or free cash flow multiples, price to NAV ratios, dividend yield and potential for growth, return on equity and return on assets.  Individual company research may also consider a number of qualitative factors with respect to individual companies, particularly overall business and growth strategy and quality of management.

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In selecting preferred stocks and fixed income securities for the Realty Income Fund’s portfolio, many if not most of such securities in which the Realty Income Fund will invest have relatively smaller aggregate dollar amounts issued, outstanding and trading, i.e., they are “small issues,” and will not be rated by NRSROs such as Standard & Poor’s Rating Service (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”).  Thus, the Adviser must evaluate the merits and characteristics of such securities, including their credit and liquidity risks, without the benefit of an S&P, Moody’s or other NRSRO’s rating of the securities as either “investment grade” or “non-investment grade.”  A security generally is considered investment grade quality if it is rated “BBB” or higher by S&P, “Baa” or higher by Moody’s or an equivalent rating by a NRSRO, or unrated but judged to be of comparable quality by the Adviser.  Below investment grade fixed income securities or other equivalents, are commonly referred to as “junk bonds.”

Grubb & Ellis AGA U.S. Realty Fund

Investment Objectives
The primary investment objective of the U.S. Realty Fund is total return through long term capital appreciation.  The secondary investment objective is current income, including interest and dividends from portfolio securities.

Principal Investment Strategies
Under normal circumstances, the U.S. Realty Fund seeks to achieve its investment objectives by investing at least 80% of its net assets in common, convertible and preferred stock of U.S. Realty Companies.  For purposes of the U.S. Realty Fund’s investment strategies, the U.S. Realty Fund considers “Realty Companies” to be real estate-related companies of any size, including, but not limited to, REITs, REOCs, real estate service companies, companies in the homebuilding, lodging and hotel industries, as well as companies engaged in the healthcare, gaming, retailing, restaurant, natural resources and utility industries, and other companies whose investments, balance sheets or income statements are real-estate intensive.  The U.S. Realty Fund considers a company to be “real estate-related” or “real estate intensive” if at least 50% of the company’s actual or anticipated revenues, profits, assets, services or products are related to real estate including, but not limited to, the ownership, renting, leasing, construction, management, development or financing of commercial, industrial or residential real estate.  The U.S. Realty Fund considers “U.S. companies” to be companies organized in the United States or for which 50% of their actual or anticipated revenues or profits are generated in, their assets are located in, or their services or products are provided or sold in, the United States.

The Adviser conducts qualitative, quantitative and on-site real estate analyses to generate internal investment ideas.  The Adviser has numerous proprietary tools and resources to conduct research at the macroeconomic, sector, company and property level.  The Adviser may use macroeconomic analysis and property sector research, including domestic and international economic strength, the interest rate environment, broader stock market performance and property-level real estate trends as well as traditional supply and demand analysis.  The Adviser’s individual company research may consider a number of qualitative factors with respect to individual companies, particularly overall business and growth strategy and quality of management.  Individual company research may also consider a number of quantitative measures, including earnings growth potential, price to earnings or free cash flow multiples, price to NAV ratios, dividend yield and potential for growth, return on equity and return on assets.

Under normal circumstances, the U.S. Realty Fund may invest up to 20% of its net assets in rights, warrants, other equity securities (including initial public offerings), and convertible and debt securities of U.S. Realty Companies.  The U.S. Realty Fund also may invest up to 20% of its net assets in equity and debt securities and instruments of U.S. companies or entities (which need not be Realty Companies) of any size, including, but not limited to, fixed income securities of any maturity, money market instruments, shares of ETFs and other investment companies, and cash and cash equivalents.  In selecting preferred stock and fixed income securities for the U.S. Realty Fund’s portfolio, many if not most of such securities in which the Fund will invest have relatively smaller aggregate dollar amounts issued, outstanding and trading, i.e., they are “small issues,” and will not be rated by NRSROs such as S&P or Moody’s.  Thus, the Adviser must evaluate the merits and characteristics of such securities, including their credit and liquidity risks, without the benefit of an S&P, Moody’s or other NRSRO’s rating of the securities as either “investment grade” or “non-investment grade.”  A security generally is considered investment grade quality if it is rated “BBB” or higher by S&P, “Baa” or higher by Moody’s or another equivalent rating by an NRSRO, or unrated but judged to be of comparable quality by the Adviser.  The U.S. Realty Fund also may invest up to 20% of its net assets in securities that at the time of purchase are rated below “investment grade” by an NRSRO or that are unrated but judged to be below investment grade by the Adviser.  Below investment grade fixed income securities or their equivalents are commonly referred to as “junk bonds”.

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Grubb & Ellis AGA International Realty Fund

Investment Objectives
The primary investment objective of the International Realty Fund is total return through long term capital appreciation.  The secondary investment objective is current income, including interest and dividends from portfolio securities.

Principal Investment Strategies
Under normal circumstances, the International Realty Fund seeks to achieve its investment objectives by investing at least 80% of its net assets in equity securities (including common, convertible and preferred stocks) of International Realty Companies (as defined below) as well as certain synthetic instruments relating to International Realty Companies.  Such synthetic instruments are investments that have economic characteristics similar to the International Realty Fund’s direct investments in International Realty Companies and may include warrants, ETFs, American Depositary Receipts (“ADRs”), and European Depositary Receipts (“EDRs”), which are certificates typically issued by a bank or trust company that represent one or more shares of a foreign stock, or a fraction of a share, and give their holders the right to obtain the securities issued by a foreign company that they represent.  The Fund’s investments in International Realty Companies may include securities in emerging markets.  The International Realty Fund will invest, directly or indirectly, in at least three different countries outside of the U.S.  The International Realty Fund is non-diversified, which means that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.  Since the International Realty Fund is non-diversified, its NAV and total returns may fluctuate or fall more in times of weaker markets than a diversified mutual fund.

For purposes of the International Realty Fund’s investment strategies, the Fund considers “Realty Companies” to be real estate-related companies of any size, including, but not limited to, real estate investment trusts and similar international real estate-related companies, real estate operating companies, real estate service companies, companies in the homebuilding, lodging and hotel industries, as well as companies engaged in the healthcare, gaming, retailing, restaurant, natural resources and utility industries, and other companies whose investments, balance sheets or income statements are real-estate intensive.  “Real estate-related” or “real estate intensive” companies are considered to be companies of which at least 50% of the company’s actual or anticipated revenues, profits, assets, services or products are related to real estate including, but not limited to, the ownership, renting, leasing, construction, management, development or financing of commercial, industrial or residential real estate.  The International Realty Fund considers “International Companies” to be companies organized in a country or jurisdiction other than the United States or for which 50% of their actual or anticipated revenues or profits are generated outside of, their assets are located outside of, or their services or products are provided or sold outside of, the United States.

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The Adviser conducts qualitative, quantitative and on-site real estate analyses to generate internal investment ideas.  The Adviser has numerous proprietary tools and resources to conduct research at the macroeconomic, sector, company and property level.  The Adviser may use macroeconomic analysis and property sector research, including domestic and international economic strength, the interest rate environment, broader stock market performance and property-level real estate trends as well as traditional supply and demand analysis.  The Adviser’s individual company research may consider a number of qualitative factors with respect to individual companies, particularly overall business and growth strategy and quality of management.  Individual company research may also consider a number of quantitative measures, including earnings growth potential, price to earnings or free cash flow multiples, price to NAV ratios, dividend yield and potential for growth, return on equity and return on assets.

Under normal circumstances, the International Realty Fund may invest up to 20% of its net assets in rights, other equity-linked securities, including initial public offerings, and debt securities of International Realty Companies.  The International Realty Fund also may invest up to 20% of its net assets in equity and debt securities and instruments of International Companies or entities of any size other than Realty Companies, including, but not limited to, debt securities of any maturity, money market instruments, shares of ETFs and other collective investment funds, and cash and cash equivalents, except that certain synthetic securities including ADRs, and cash equivalents including: money market funds; bank short-term investment funds and deposits; repurchase agreements, and other cash equivalents. may be issued by or held in U.S. companies.

In selecting preferred stocks and fixed income securities for the International Realty Fund’s portfolio, many if not most of such securities in which the International Realty Fund will invest have relatively smaller aggregate dollar amounts issued, outstanding and trading, i.e., they are “small issues,” and will not be rated by NRSROs such as S&P or Moody’s. Thus, the Adviser must evaluate the merits and characteristics of such securities, including their credit and liquidity risks, without the benefit of an S&P, Moody’s or other NRSRO’s rating of the securities as either “investment grade” or “non-investment grade.”  A security generally is considered investment grade quality if it is rated “BBB” or higher by S&P, “Baa” or higher by Moody’s or an equivalent rating by another NRSRO, or unrated but judged to be of comparable quality by the Adviser.  The International Realty Fund also may invest up to 20% of its net assets in securities that at the time of purchase are rated below “investment grade” by an NRSRO or that are unrated but judged to be below investment grade by the Adviser.  Below-investment grade fixed income securities or their equivalents are commonly known as “junk bonds.”

General Investment Policies of the Funds

Portfolio Turnover Rate.  A Fund’s annual portfolio turnover rate indicates changes in its portfolio investments.  The Adviser will sell a security when appropriate and consistent with a Fund’s investment objective and policies, regardless of the effect on the Fund’s portfolio turnover rate.  The Fund will incur certain expenses, such as brokerage commissions and other transaction costs, as a result of the buying and selling of securities.  To the extent that a Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund.  A high portfolio turnover rate in any year will result in payment by the Fund of above-average transaction costs and could result in capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income tax rate (at a maximum rate of 35%, but scheduled to increase to 39.6% in 2011).  Portfolio turnover may vary substantially from year to year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issuers warrant such action.  In addition, portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares.

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Temporary Strategies; Cash or Similar Investments.  For temporary defensive purposes, the Adviser may invest up to 100% of a Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in a Fund not achieving its investment objective.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Change in Investment Objective and Strategies.  The investment objective, strategies and policies described above may be changed without the approval of the Fund’s respective shareholders upon 30 days’ written notice to shareholders.  However, each Fund will not change its investment policy of investing at least 80% of its net assets in Realty Companies without providing shareholders with at least 60 days’ prior notice.

Principal Risks of Investing in the Funds

Before investing in a Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in a Fund.  The principal risks of investing in the Funds are:

Management Risk.  The ability of the Funds to meet their investment objectives is directly related to the Adviser’s investment strategies for the Funds.  The value of your investment in a Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

General Market Risk.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, or sector of the economy or the market as a whole. U.S. and international markets have experienced significant volatility since 2008, particularly in securities related to finance and real estate.  The fixed income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Concerns have spread to domestic and international equity markets.  In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  As a result of this significant volatility, many of the following risks associated with an investment in the Funds may be increased.  The U.S. government has taken numerous steps to alleviate these market conditions.  However, there is no assurance that such actions will be successful.  Continuing market problems may have adverse effects on the Funds.

Risk of Investing in Real Estate Generally.  The Funds may invest indirectly in real estate by investing in Realty Companies.  Investments in Realty Companies are subject to numerous risks, including, but not limited to, adverse changes in general economic and local market conditions, adverse developments in employment or local economic performance, changes in supply or demand for similar or competing properties, unfavorable changes in applicable taxes, governmental regulations or interest rates, and lack of available financing.  Realty Companies in which the Funds invest may improve or operate real properties as well as buying and selling them, and accordingly those investments are also subject to risks associated with improving and operating property, such as the inability to maintain rental rates and occupancy levels in highly competitive markets, unavailability or increases in the cost of insurance, unexpected increases in the costs of refurbishment and improvements, unfavorable rent control laws and costs of complying with environmental regulations.

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Risk of Concentration of Investments in Real Estate-Related Securities.  The Funds’ investment portfolios are expected to be largely composed of securities that are real estate-related, principally shares of REITs, REOCs and other real estate-related companies.  In addition, the Funds’ investment portfolios may be confined to the securities of a relatively few issuers.  Further, because the investment objectives and strategies of the Funds are focused principally on real estate-related securities, the Funds do not intend to diversify their investments among securities from issuers in other industries.  Due to this investment strategy focus, the performance of investments made by the Funds may be determined to a great extent by the current status of the real estate industry in general, or on other factors (such as interest rates and the availability of loan capital) that may affect the real estate industry, even if other industries would not be so affected.  Consequently, the investment strategies of the Funds could lead to securities investment results that may be significantly different from investments in securities of other industries or sectors (e.g., technology, financial services, retail or manufacturing) or in a more broad-based portfolio generally.  The Funds could lose money due to the performance of real estate-related securities even if stock markets generally are experiencing positive results.

Risk Relating to Investments in REITs.  Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities.  As discussed below, REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of common stocks of non-Realty Companies traded on national exchanges, which may affect a Fund’s ability to trade or liquidate those securities.  In addition, an investment in REITs may be adversely affected or lost if the REIT fails to comply with applicable laws and regulations.  Specifically, to qualify as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”), a REIT must satisfy certain important definitional requirements.  For example, to qualify as a REIT and to avoid excise taxes, a REIT is required to distribute substantially all of its net income on an annual basis.  Consequently, a REIT in which a Fund is investing may be adversely affected if the REIT’s obligation to distribute net income exceeds its available cash to meet those distribution requirements.  REITs are also generally required to be operated by a board of trustees that includes a majority of independent trustees.  Further, at least 75% of a REIT’s gross income generally must be derived from rents from real property, interest on loans secured by mortgages on real property or certain other types of real estate-related income (excluding gross income from certain sales of property held for sale); and REITs must hold at least 75% of total assets in certain real estate assets, cash and cash items, or government securities.  REITs are also subject to special ownership requirements that are imposed by law or, in some cases, by the terms of their governing instruments.  For example, to qualify as a REIT, the REIT must have at least one hundred shareholders.  No more than 50% of the outstanding shares of a REIT may be owned directly or indirectly by five or fewer shareholders, and for purposes of that calculation, shares owned by entities such as a corporation, partnership, trust or pension plan are treated as being owned by its shareholders, partners, beneficiaries or participants.  In addition to these requirements imposed by the Code, the governing instrument of a REIT may also impose more stringent restrictions on the ownership of the REIT.  A Fund generally will not be in a position to assure that a REIT in which it invests will comply at all times with such requirements.  Failure to qualify with any of these requirements or other requirements applicable to REITs could jeopardize a company’s status as a REIT.  The Funds generally will have no control over the operations and policies of the REITs, and the Funds generally will have no ability to cause a REIT to take the actions necessary to qualify as a REIT.  If a Fund invests in a REIT that subsequently fails to qualify as a REIT under the Code, it is highly likely that the REIT will be subject to a substantial additional income tax liability that could cause it to liquidate investments, borrow funds under adverse conditions or, possibly, fail.  In addition, the company may not be able to qualify as a REIT for four years thereafter under certain circumstances.  Because a Fund’s investment in securities issued by a REIT may be based on the assumption that the company will continue to qualify as a REIT, any such disqualification or failure to comply with REIT regulation could adversely affect the value of a Fund’s investment in those securities.

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Equity Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

Warrants.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

Preferred Stock Risk.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities Risk. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the company’s common stock.  Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.  Certain convertible debt securities include a “put option,” which entitles a Fund to sell the security to the company before maturity at a stated price, which may represent a premium over the stated principal amount of the debt security.  Conversely, many convertible securities are issued with a “call” feature that allows the security’s issuer to choose when to redeem the security.  If a convertible security held by a Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund.  The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline.  The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

Large-Cap Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk.  Generally, mid-cap companies may have more potential for growth than large-cap companies.  Investing in mid-cap companies, however, may involve greater risk than investing in large-cap companies.  Mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies, and, therefore, their securities may be more volatile than the securities of larger, more established companies, making them less liquid than other securities.  Mid-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if a Fund wants to sell a large quantity of a mid-cap company’s stock, it may have to sell at a lower price than the Adviser might prefer, or it may have to sell in smaller than desired quantities over a period of time.

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Small and Micro-Cap Company Risk.  Generally, small- and micro-cap, and less seasoned companies, have more potential for rapid growth.  They also often involve greater risk than large- or mid-cap companies, and these risks are passed on to the Funds.  These smaller-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.  Small- and micro-cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if a Fund wants to sell a large quantity of a smaller-cap company’s stock, it may have to sell at a lower price than the Adviser might prefer, or it may have to sell in smaller than desired quantities over a period of time.

Risk Relating to Investment in International Companies.  (Applies to the International Realty Fund only.)  Other than investing in certain synthetic securities and cash and cash equivalents, the International Realty Fund generally invests its assets in International Realty Companies.

International (Foreign) Company Risk Generally.  Investments in international companies involve certain risks not generally associated with investments in the securities of U.S. companies including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.  Also, certain investments in international companies also may be subject to a foreign country’s withholding taxes.  International companies may use different accounting standards, and international securities markets may not be as liquid as U.S. securities markets.  International company investments also involve such risks as currency fluctuation risk, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments and the difficulty of enforcing obligations in foreign countries.  These risks may be greater in emerging market and in less developed countries.

Emerging Markets Risk.  Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid, more volatile and may have a lower level of government oversight than securities markets in more developed countries. For example, prior foreign governmental approval for international company investments may be required in some emerging market countries, and the extent of international company investment may be subject to limitation in other emerging market countries.  The International Realty Fund, and consequently the Fund’s shareholders, may be adversely affected by exposure to these risks through its investment in emerging market issuers.

Political Risk. The value of the International Realty Fund’s international company investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.  Investments in international companies will expose the International Realty Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located.  Certain foreign countries in which the International Realty Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.  Many of these countries are also characterized by political uncertainty and instability. The cost of servicing the country’s external debt generally will be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability, and diplomatic developments that could adversely affect investments in those countries.

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Foreign Exchange Risk. The International Realty Fund will engage in transactions on a number of foreign stock exchanges. It is possible that market practices relating clearance and settlement of securities transactions and custody of assets can pose increased risk to the International Realty Fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result affect the calculation of the International Realty Fund’s NAV per share).  The International Realty Fund may engage in transactions in the stock markets of emerging market countries.  Emerging market country stock markets, in general, are less liquid, smaller and less regulated than many of the developed country stock markets.  Purchases and sales of investments may take longer than would otherwise be expected on stock markets of developed countries and transactions may need to be conducted at unfavorable prices.

Foreign Currency Risk. Although the International Realty Fund will report its NAV and pay dividends in U.S. dollars, international company investments often are purchased with and make interest payments in foreign countries’ currencies.  Therefore, when the International Realty Fund invests in international companies, it will be subject to foreign currency risk, which means that the International Realty Fund’s NAV could decline as a result of changes in the exchange rates between foreign country currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of international companies to make payment of principal and interest to investors located outside the country due to blockage of foreign currency exchanges or otherwise.  Furthermore, insofar as the International Realty Fund invests in emerging markets, there is a higher risk of currency depreciation.  Historically, most emerging market country currencies have experienced significant depreciation against the U.S. dollar.  Some emerging market country currencies may continue to fall in value against the U.S. dollar.

Risk of Not Hedging Foreign Currency. The International Realty Fund will not engage in transactions that are designed to hedge the International Realty Fund’s foreign currency risks.  Adverse changes in foreign currency exchange rates, which may be entirely unrelated to real estate industries or markets, may cause the value of your investment in International Realty Fund shares to lose value or be lost.  As a result of these potential risks, the Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular foreign country.  The International Realty Fund may invest in foreign countries in which investors, including the Adviser, have had no or limited prior experience.

Debt Market Risk.  Debt securities are subject to interest rate risk, credit risk, call risk and liquidity risk, which are more fully described below.

Below-Investment Grade Debt Securities Risk.  Below investment grade debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher-grade securities and have a higher risk of default.  Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

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Interest Rate Risk.  Debt securities are subject to the risk that the securities could lose value because of interest rate changes.  For example, bonds tend to decrease in value if interest rates rise.  Debt securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt securities with shorter maturities.

Call Risk.  During periods of declining interest rates, a bond issuer may “call”--or repay-- its high yielding bonds before their maturity dates.  A Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in a Fund’s income.

Prepayment and Extension Risk.  Many types of debt securities are subject to prepayment risk.  Prepayment occurs when the issuer of a debt security can repay principal prior to the security’s maturity.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.  On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.  This is known as extension risk and may increase a Fund’s sensitivity to rising rates and its potential for price declines.

Credit Risk.  Debt securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.  There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt.  Lower rated debt securities involve greater credit risk, including the possibility of default or bankruptcy.

Liquidity Risk.  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.  These features make it more difficult to sell or buy a security at a favorable price or time.  Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance.  Infrequent trading of securities may also lead to an increase in their price volatility.  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out an investment contract when it wants to.  If this happens, a Fund will be required to hold the security or keep the position open, and the Fund could incur losses.

Initial Public Offerings.  (Applies to the U.S. Realty Fund and International Realty Fund only).  The U.S. Realty Fund and the International Realty Fund may purchase shares in IPOs.  Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time.  This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs.  By selling shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders.  Investing in IPOs has added risks because their shares are frequently volatile in price.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Non-Diversified Fund Risk.  (Applies to the International Realty Fund only.)  The International Realty Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under federal securities laws.  The International Realty Fund may invest a greater percentage of its assets in the securities of a single issuer.  Therefore, a decline in the value of a single investment could cause the International Realty Fund’s overall value to decline to a greater degree than if the International Realty Fund held a more diversified portfolio.  However, to qualify for tax treatment as a regulated investment company under the Code, the International Realty Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, at the end of each taxable quarter, the International Realty Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) of more than 25% of the value of the Fund’s total assets. In addition, the International Realty Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of the value of the Fund’s total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer.

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Other Investment Companies and ETFs Risk.  The portfolios of ETFs in which the Fund invests generally consist of common stocks that closely track the performance and dividend yield of specific securities market indices, either broad market, sector or international.  ETFs provide investors the opportunity to buy or sell throughout the trading day an entire portfolio of stocks in a single security.  Although index mutual funds are similar, they generally are issued or redeemed only once per day, usually at the close of the New York Stock Exchange (“NYSE”).  Generally, under the Investment Company Act of 1940, as amended (the “1940 Act”), a Fund and any company controlled by a Fund may not purchase more than 3% of the outstanding securities of another investment company (including ETFs) or invest more than 5% of a Fund’s total assets in such other investment company.  In addition, a Fund may not invest more than 10% of its total assets in the aggregate in other investment companies.  However, the 1940 Act and certain SEC rules promulgated thereunder permit a Fund to purchase shares of another investment company beyond these limits provided that certain conditions and other limitations are satisfied. Accordingly, a Fund may not be able to achieve its desired levels of investments in ETFs or other investment companies.  Investment in another investment company also involves payment of the other investment company’s pro rata share of advisory fees or administrative and other fees and expenses charged by such investment company, in addition to those paid by the Funds.

Portfolio Holdings Information
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.  Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to the Funds’ shareholders and in the Funds’ quarterly holdings report on Form N-Q.  These reports are available free of charge by contacting Grubb & Ellis AGA Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 or by calling 877-40-GRUBB (877-404- 7822).

Management of the Funds

The Adviser
The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, Grubb & Ellis Alesco Global Advisors, LLC, a California limited liability company registered as an investment adviser with the SEC, under which the Adviser manages the Funds’ investments subject to the supervision of the Board of Trustees.  The Adviser has served as an investment adviser for several private real-estate pooled investment vehicles as well as a mutual fund.  In late 2007, the Adviser became an indirect majority-owned subsidiary of Grubb & Ellis Company, a commercial real estate services and investment management firm.  The Adviser is located at 400 El Camino Real, Suite 1250, San Mateo, California 94402.  As of August 31, 2010, the Adviser managed approximately $[…] in assets under management.

Under the Advisory Agreement, each Fund compensates the Adviser for its investment advisory services at the annual rate of 1.00% of the Fund’s average daily net assets, payable on a monthly basis.  Subject to the general supervision of the Board of Trustees, the Adviser is responsible for managing the Funds in accordance with their investment objectives and policies, making decisions with respect to, and also orders for, all purchases and sales of portfolio securities.  The Adviser also maintains related records for the Funds.

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Fund Expenses.  The Funds are responsible for their own operating expenses.  Pursuant to an operating expense limitation agreement between the Adviser and the Funds, the Adviser has agreed to reduce its fees and/or pay expenses of the Funds to ensure that the Total Annual Fund Operating Expenses (excluding brokerage commission expenses, acquired fund fees and expenses, interest and tax expenses, and extraordinary and non-recurring expenses) do not exceed 1.48% of the Realty Income Fund’s average daily net assets, and 2.00% of the U.S. Realty Fund’s and International Realty Fund’s average annual net assets, through [September 30, 2011].  Any reduction in advisory fees or payment of expenses made by the Adviser with respect to a Fund may be reimbursed by that Fund in subsequent fiscal years if the Adviser so requests.  This reimbursement may be requested if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on that Fund’s expenses.  The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement will be reviewed by the Board of Trustees.  A Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.  This agreement may be terminated at any time at the discretion of the Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement between the Adviser and the Realty Income Fund is included in the Realty Income Fund’s semi-annual report to shareholders dated November 30, 2008.  A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement between the Adviser and each of the U.S. Realty Fund and the International Realty Fund is available in the Funds’ annual report to shareholders dated May 31, 2009, as amended September 17, 2009.

Portfolio Managers

Jay P. Leupp
Jay P. Leupp, the President and Chief Executive Officer of the Adviser, serves as lead portfolio manager for each of the Funds.  Mr. Leupp founded the Adviser in 2005 and has been its President and Chief Executive Officer since its inception.  Prior to founding the Adviser, Mr. Leupp served as Managing Director of Real Estate Equity Research at RBC Capital Markets (“RBC”) from 2002 to 2006, an investment banking group of the Royal Bank of Canada, where he oversaw a five-person equity research team that provided comprehensive coverage of the multifamily, retail, office, industrial and specialty REIT sectors in the United States.  His team’s coverage universe included over 60 publicly traded real estate companies.  Prior to joining RBC in 2002, Mr. Leupp served as Managing Director of Real Estate Equity Research at Robertson Stephens & Co., Inc., an investment banking firm at which he founded the real estate equity research group in 1994.  From 1991 to 1994, Mr. Leupp served as Vice President of the Staubach Company, specializing in the leasing, acquisition and financing of commercial real estate.  From 1989 to 1991, Mr. Leupp also served as a development manager with Trammell Crow Residential, the nation’s largest developer of multifamily housing.  Mr. Leupp holds a bachelor’s degree in accounting from Santa Clara University and an MBA from Harvard University.  Mr. Leupp is a member of the Board of Directors of Chaminade College Prepatory (Los Angeles).  He is also a member of the Santa Clara University Board of Regents, Policy Board Member of the Fisher Center for Real Estate at the University of California, Berkeley, Board of Directors of G.W. Williams Company and Board of Directors of United American Bank.

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Brett D. Johnson
Brett D. Johnson serves as a portfolio manager for each of the Funds.  Mr. Johnson joined the Adviser in 2006.  From 2003 to 2006, Mr. Johnson was a Vice President at RBC Capital Markets in the Real Estate Equity Research group.  Between 2002 and 2003, he spent one year overseas, during which time he gained experience in real estate acquisitions and development.  Mr. Johnson served as an Associate from 2000 to 2002 in the Real Estate and Equity Research Group at Robertson, Stephens & Co, an investment banking firm.  Mr. Johnson holds a B.A. degree in Economics and International Relations from Stanford University and a M.B.A. from the Wharton School of Business, University of Pennsylvania.

David R. Ronco
David R. Ronco serves as a portfolio manager for the Realty Income Fund and the U.S. Realty Fund.  Prior to joining the Adviser in 2006, Mr. Ronco served as Vice President from 2002 to 2006 at RBC, where he worked on the Real Estate Equity Research group, providing coverage of the multifamily, retail, office, industrial and specialty REIT sectors in the United States.  Prior to joining RBC, Mr. Ronco served as an Associate from 2001 to 2002 in the Real Estate and Equity Research Group at Robertson, Stephens & Co, an investment banking firm.  Prior to joining Robertson Stephens & Co., Mr. Ronco served as an Analyst from 2000 to 2001 at Salem Partners, LLC, an investment banking firm.  Mr. Ronco holds a degree in Economics from Stanford University.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed and ownership of securities in the Funds.

Shareholder Information

More About Class A Shares
The Funds currently offer only Class A shares.  Class A shares of the Funds are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees of 0.25% of average daily net assets for all Funds, and may be subject to shareholder servicing fees of 0.23% of average daily net assets for the Realty Income Fund and 0.25% for the U.S. Realty Fund and International Realty Fund.  The shareholder servicing fee is currently not being charged to the Funds.

If you purchase Class A shares of a Fund you will pay the public offering price (“POP”) which is the net asset value next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases.  The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares.  Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows:

Amount of Transaction	Sales Charge as % of Public Offering Price(1)(2)	Sales Charge as % of Net Amount Invested	Dealer Reallowance(3)
Less than $100,000	5.00%	5.26%	4.00%
$100,000 but less than $250,000	4.00%	4.17%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.00%
$1,000,000 or more(4)	0.00%	0.00%	0.00%
(1)
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)
The underwriter concession will be paid to Quasar Distributors, LLC, the Funds’ distributor (the “Distributor”). A portion of the underwriter concession may be directed by the Distributor to the Adviser and/or Grubb and Ellis Securities, Inc., a registered broker-dealer, and an affiliate of the Adviser.

(3)	Dealer Reallowance is the percentage of the total sales charge paid to the selling dealer.
(4)
Class A shares that are purchased at net asset value in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge (“CDSC”) if they are redeemed within twelve months from the date of purchase.  The figures in this row assume that such shares are held for longer than twelve months.  If such shares are redeemed within twelve months from the date of purchase, the sales charge as a percentage of the public offering price would be 1.00%, the sales charge as a percentage of the net amount invested would be 1.01% and the dealer reallowance would be 0.00%.  The 1.00% CDSC is applied to the NAV of the shares on the date of original purchase or on the date or redemption, whichever is less.

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Reducing Your Sales Charge
You may be able to reduce the sales charge on Class A shares of the Funds based on the combined market value of your accounts.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Class A Fund shares if you are an employee of any Grubb & Ellis company.

•
You pay no sales charge if you were a shareholder of the Realty Income Fund prior to the conversion into Class A shares on March 31, 2009 provided that you maintain ownership of your shares continuously thereafter.

•	You pay no sales charges on Class A Fund shares you buy with reinvested distributions.

•
You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.  You pay no sales charges if you purchase $1,000,000 or more in Class A shares, and subsequent investments in Class A shares will not incur a sales charge, provided that your aggregate investment in Class A shares exceeds $1,000,000.

•	You pay no sales charges on Class A Fund shares you purchase with the proceeds of a redemption of Class A shares of a Fund within 90 days of the date of the redemption.

•
By signing a Letter of Intent (“LOI”) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months.  Reinvested dividends and capital gains do not count as purchases made during this period.  We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy.  If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you would have paid based on the total amount actually invested in Class A shares on the expiration date.  Otherwise, we will release the escrowed shares when you have invested the agreed amount.

•
Rights of Accumulation (“ROA”) allow you to combine Class A shares of the Funds you already own with shares of the same class of other Grubb & Ellis Funds in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.  The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the total number of Class A shares you already own in any of the Grubb & Ellis Funds and adding the dollar amount of your current purchase.

•	Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Distributor that allows for load-waived Class A purchases.

Eligible Accounts
Certain accounts may be aggregated for ROA eligibility, including your current investment in the Funds, and previous investments you and members of your primary household group have made in the Funds.  Your primary household group consists of you, your spouse and children under age 21 living at home.  Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase:

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•	individual or joint accounts held in your name;

•	Coverdell Savings Accounts and UGMA/UTMA accounts for which you or your spouse is parent or guardian of the minor child;

•	trust accounts of which you or a member of your primary household group, individually, is the beneficiary; and

•	accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation.

Purchases of $1,000,000 or More
Purchases of Class A shares in amounts of $1,000,000 or more will not be subject to a front-end sales charge.  However, Class A shares that are purchased at net asset value in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within twelve months from the date of purchase.

Further information regarding the Funds’ sales charges, breakpoints and waivers is available in the SAI and free of charge on the Funds’ website: www.gbefunds.com.

Share Price
The price of a Fund’s shares is based on its NAV per share.  A Fund’s NAV is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of its shares outstanding.  In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  The NAV is calculated at the close of regular trading of the NYSE (generally 4:00 p.m., Eastern time).  The NAV will not be calculated on days that the NYSE is closed for trading.  Because the International Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the International Fund does not price its shares, the net asset value of the International Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.  Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day.  When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through their application by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale.   Therefore, if a shareholder purchases or redeems Fund shares when a Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than would be if the Fund were using market value pricing.

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With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies that are registered under the Investment Company Act, the Fund’s net asset value is calculated based upon the net asset values of the registered open-end management investment companies in which the Fund invests.  The prospectuses for these investment companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, a Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time the NAV is calculated.  The Adviser anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

Investors may be charged a fee if they effect transactions through a broker or agent.  The Funds have authorized one or more brokers to receive on its behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf.  A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.  Customer orders will be priced at a Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee.

How to Purchase Shares
Shares of the Funds are purchased at the next NAV calculated after your purchase order is received by the Funds, plus any applicable sales charge.  The minimum initial investment in a Fund is $2,000, with a minimum investment of $100 for subsequent investments.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.

If you place an order for Fund shares through a financial institution in accordance with such financial institution’s procedures, and such financial institution then transmits your order to U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent (the “Transfer Agent”) in accordance with the Transfer Agent’s instructions, your purchase will be processed at the applicable price next calculated after the Transfer Agent receives your order.  The financial institution must promise to send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent’s procedures.  If payment is not received within the time specified, the Transfer Agent may rescind the transaction and the financial institution will be held liable for any resulting fees or losses.  In the case of certain authorized financial institutions (an “Authorized Intermediary”) that have made satisfactory payment or redemption arrangements with the Funds, orders will be processed at the applicable price next calculated after receipt by the Authorized Intermediary, consistent with applicable laws and regulations.  Financial institutions, including Authorized Intermediaries, may set cut-off times for the receipt of orders that are earlier than the cut-off times established by the Funds.  For more information about your financial institution’s rules and procedures and whether your financial institution is an Authorized Intermediary, you should contact your financial institution directly.

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All account applications (“Account Application”) to purchase Fund shares are subject to acceptance by the Fund and are not binding until so accepted.  The Funds reserve the right to reject any purchase order if, in their discretion, it is in a Fund’s best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of a Fund.  Purchases may also be rejected from persons believed to be “market timers,” as described under the section entitled “Tools to Combat Frequent Transactions” below.  A service fee, currently $25, as well as any loss sustained by the Fund, will be deducted from a shareholder’s account for any purchases that do not clear.  The Funds and the Transfer Agent will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.  Your order will not be accepted until the completed Account Application is received by the Funds or the Transfer Agent.

Purchase Requests Must be Received in Good Order

Your share price will be based on the next NAV per share, plus any applicable sales charge, calculated after the Transfer Agent or your Authorized Intermediary receives your purchase request in good order, plus any applicable sales charge.  “Good order” means that your purchase request includes:

•	the name of the Fund in which you are investing;
•	the dollar amount of shares to be purchased;
•	your account application or investment stub; and
•	a check payable to the name of the Fund in which you are investing.

All purchase requests received in good order before the close of the NYSE (generally 4:00 p.m., Eastern time) will be processed on that same day.  Purchase requests received after 4:00 p.m., Eastern time, will receive the next business day’s price.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchase by Mail.  To purchase a Fund’s shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to the Fund in which you are investing:

Regular Mail	Overnight or Express Mail
Grubb & Ellis AGA Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Grubb & Ellis AGA Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  All purchases by check must be in U.S. dollars drawn on a domestic financial institution.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated online bill pay checks, or any conditional order or payment.

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Purchase by Wire.  If you are making your first investment in the Funds, before you wire funds the Transfer Agent must have a completed Account Application.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application the Transfer Agent will establish an account for you.  Once your account has been established you may instruct your bank to send the wire.  Prior to sending the wire please call the Transfer Agent at 877-40-GRUBB (877-404-7822) to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	(Name of the Fund in which you are investing)
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m. Eastern time) to be eligible for same day pricing.  The Funds and U.S. Bank N.A., the Funds’ custodian, are not responsible for the consequences of delays from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Investing by Telephone. If you have completed the “Telephone Options - Purchase Authorization” section of the Account Application, you may purchase additional shares by telephoning the Funds toll free at 877-40-GRUBB (877-404-7822).  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase amount is $100.  If your order is received prior to the close of the NYSE (generally 4:00 p.m., Eastern time), shares will be purchased in your account at the applicable price determined on the day your order is placed.

Subsequent Investments.  The minimum subsequent investment for all accounts is $100.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of subsequent investments.  You may add to your account at any time by purchasing shares by mail, by telephone or by wire.  You must call to notify the Funds at 877-40-GRUBB (877-404-7822) before wiring.  A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail.  All purchase requests must include your shareholder account number.

Exchanges to Another Grubb & Ellis AGA Fund.  Exchanges of shares of one Fund for shares of the same class of another Fund are permitted under certain circumstances.  The minimum exchange amount required to establish a new Fund account is $2,000.  After your accounts are established, exchanges may be made in amounts of $100 or more.  You must also keep a minimum balance in the amount of $1,000 in your account, unless you wish to close that account.  The names and registrations on both accounts must be identical.  Your shares must have been held in an open account for 15 days or more, and the Funds must have received full payment before an exchange to the other Fund will be processed.  Redemption fees will also apply if you redeem your shares through an exchange that have not been held in the account for the requisite time period.  Exchanges between the Funds are transactions subject to the Funds’ market timing policy.  All shareholders who have selected this option on their account application are able to perform exchanges by telephone.

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Automatic Investment Plan.  For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial investment, you may authorize a Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100, on a monthly basis.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, complete the appropriate section in the Account Application.  The Funds may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the effective date of the request.  A fee (currently $25) will be charged if your bank does not honor the AIP draft for any reason.

Anti-Money Laundering Program.  Please note that the Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”) and related anti-money laundering laws and regulations.  In order to ensure compliance with this law, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•	full name;
•	date of birth (individuals only);
•	Social Security or taxpayer identification number; and
•	permanent street address (P.O. Box only is not acceptable).

Accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts will require additional documentation.

Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened.  In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application as part of the Program.  The Funds reserve the right to request additional clarifying information and may close your account if such clarifying information is not received by the Funds within a reasonable time of the request or if the Funds cannot form a reasonable belief as to the true identity of a customer.  If you require additional assistance when completing your application, please contact the Transfer Agent at 877-40-GRUBB (877-404-7822).

Householding.  In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-40-GRUBB (877-404-7822) to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

How to Redeem Shares
In general, orders to sell or “redeem” shares may be placed either directly with the Funds or through a broker-dealer or financial institution.  However, if you originally purchased your shares through a broker-dealer or financial institution, your redemption order must be placed with the same institution in accordance with the procedures established by that institution.  Your broker-dealer or financial institution is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  You may redeem part or all of your Fund shares on any business day that a Fund calculates its NAV.  To redeem shares with a Fund, you must contact the Fund either by mail or by phone to place a redemption order.  You should request your redemption prior to market close to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

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Shareholders who have an Individual Retirement Account (“IRA”) or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.  IRA accounts may not be redeemed by telephone.

Payment of Redemption Proceeds.  You may redeem your Fund shares at a price equal to the NAV next determined after the Transfer Agent receives your redemption request in good order (less any applicable redemption fee).  Your redemption request cannot be processed on days the NYSE is closed.  Redemption proceeds with respect to all requests received in good order by the Funds before the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will usually be sent on the next business day.

A redemption request will be deemed in “good order” if it includes:

•	the shareholder’s name;

•	the name of the Fund you are redeeming;

•	the account number;

•	the share or dollar amount to be redeemed; and

•	signatures of all shareholders on the account and a signature guarantee(s), if applicable.

You may have a check sent to the address of record, proceeds may be wired to your pre-established bank account or funds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established on your account.  In all cases, proceeds will be processed within seven calendar days after the Funds receive your redemption request.

Wire Redemption.   Wire transfers may be arranged to redeem shares.  The Transfer Agent charges a fee, currently $15, per wire which will be deducted from your proceeds on a complete or share-specific trade.  The fee will be deducted from your remaining account balance on dollar specific redemptions.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of shareholders.

Redemption proceeds will be sent to the address of record.  The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  A signature guarantee of each owner is required in the following situations:

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•	if ownership is being changed on your account;

•	when redemption proceeds are payable or sent to any person, address or bank account not on record;

•	if a change of address request has been received by the Transfer Agent within the last 15 days; and

•	for all redemptions in excess of $100,000 from any shareholder account.

In addition to the situations described above, the Funds and the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

Redemption by Mail.  You can execute most redemptions by furnishing an unconditional written request to a Fund to redeem your shares at the current NAV.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Grubb & Ellis AGA Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Grubb & Ellis AGA Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

Telephone Redemption.  If you have been authorized to perform telephone transactions (either by completing the required portion of your Account Application or by subsequent arrangement in writing with the Funds), you may redeem shares, up to $100,000, by instructing the Funds by phone at 877-40-GRUBB (877-404-7822).  A signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source may be required of all shareholders in order to qualify for or to change telephone redemption privileges on an existing account.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 days before the redemption request.  If you have a retirement account, you may not redeem shares by telephone.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Note:  Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting:

•	that you correctly state your Fund account number;

•	the name in which your account is registered; or

•	the Social Security or taxpayer identification number under which the account is registered.

Systematic Withdrawal Plan.  The Funds offer a systematic withdrawal plan (the “SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them each month, calendar quarter or annually.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start the SWP, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month, quarter or annually is $100.  The SWP may be terminated or modified by the Funds at any time.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the distributions credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 877-40-GRUBB (877-404-7822) for additional information regarding the SWP.

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The Funds’ Right to Redeem an Account.  The Funds reserve the right to redeem the shares of any shareholder whose account balance is less than $1,000, other than as a result of a decline in the NAV or for market reasons.  The Funds will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

Redemption-in-Kind.  The Funds generally pay redemption proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund’s remaining shareholders), the Funds may pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).

Specifically, if the amount you are redeeming during any 90-day period is in excess of the lesser of $250,000 or 1% of the NAV of a Fund, valued at the beginning of such period, a Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the NAV of a Fund in securities instead of cash.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Redemption Fees
Redemptions of short-term holdings may create missed opportunity costs for the Funds, as the Adviser may be unable to take or maintain positions in securities that employ certain strategies that require a longer period of time to achieve anticipated results.

For these reasons, the Funds will assess a 1.00% fee on the redemption or exchange of Fund shares held for 90 days or less.  The Funds use the first-in, first-out (“FIFO”) method to determine the 90-day holding period.  Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is 90 days or less, the redemption fee will be assessed.  The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in a Fund for at least a 90-day period from the date of purchase.  This fee does not apply to Fund shares acquired through reinvested distributions (net investment income and capital gains), redemptions under the SWP or shares purchased pursuant to the AIP.

Although the Funds have the goal of applying this redemption fee to most redemptions of shares held for 90 days or less, the Funds may not always be able to track short-term trading effected through financial intermediaries in non-disclosed or omnibus accounts.  While the Funds have entered into information sharing agreements with such financial intermediaries as described under the section entitled “Tools to Combat Frequent Transactions” below, which contractually require such financial intermediaries to provide the Funds with information relating to their customers investing in the Funds through non-disclosed or omnibus accounts, the Funds cannot guarantee the accuracy of the information provided to them from financial intermediaries and may not always be able to track short-term trading effected through these financial intermediaries.  In addition, because the Funds are required to rely on information from the financial intermediary as to the applicable redemption fee, the Funds cannot ensure that the financial intermediary is always imposing such fee on the underlying shareholder in accordance with the Funds’ policies.  The Funds also reserve the right to waive the redemption fee, subject to their sole discretion, in instances deemed by the Adviser not to be disadvantageous to a Fund or its shareholders and which do not indicate market timing strategies.

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The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 30 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Tools to Combat Frequent Transactions
The Funds are intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create additional transaction costs that are borne by all of a Fund’s shareholders.  The Board of Trustees has adopted polices and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps may include, among other things, monitoring trading activity and using fair value pricing procedures, as determined by the Board of Trustees, when the Adviser determines current market prices are not readily available.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Funds seek to exercise their judgment in implementing these tools to the best of their abilities in a manner that they believe is consistent with shareholder interests.  Except as noted herein, the Funds apply all restrictions uniformly in all applicable cases.

The Funds use a variety of techniques to monitor for and detect abusive trading practices.  These techniques may change from time to time as determined by the Funds in their sole discretion.  To minimize harm to the Funds and their shareholders, the Funds reserve the right to reject any purchase order (but not a redemption request) in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Adviser to be harmful to a Fund) and without prior notice.  The Funds may decide to restrict purchase and sale activity in their shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Funds receive purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading.  However, the Funds will work with financial institutions as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Funds have entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the Funds, at the Funds’ request, certain information relating to their customers investing in the Funds through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Financial intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from financial intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Funds’ ability to monitor and discourage abusive trading practices in non-disclosed and omnibus accounts may be limited.

Other Fund Policies
If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

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During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Funds by telephone, you may also mail your requests to the Funds at the address listed previously in the section entitled “How to Purchase Shares” above.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

Your broker-dealer or other financial institution may establish policies that differ from those of the Funds.  For example, the institution may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your broker-dealer or other financial institution for details.  Shares of the Funds have not been registered for sale outside of the U.S.

12b-1 and Shareholder Servicing Fees
The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  Under the Plan, the Funds are authorized to pay the Distributor a fee for the sale and distribution of each Fund’s shares (the “12b-1 Fee”).  The maximum amount of the 12b-1 Fee authorized is 0.25% of a Fund’s average daily net assets annually.  Additionally, under the Plan the Adviser may perform, or arrange for others to perform, certain shareholder functions.  For these shareholder services, the Adviser and/or shareholder servicing agents are entitled to receive an annual shareholder servicing fee in the amount of 0.23% of the average daily net assets of the Fund for the Realty Income Fund and 0.25% of the average daily net assets of the Fund for the U.S. Realty and International Realty Funds.  A shareholder servicing fee is currently not being charged to the Funds.  The Adviser may pay additional compensation from time to time, out of its assets and not as an additional charge to the Funds, to selected shareholder servicing agents and other persons in connection with providing services to the shareholders of the Funds.  Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of sales charges.

In addition, the Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds.  Such payments and compensation are in addition to service fees paid by the Funds, if any.  These additional cash payments are generally made to intermediaries who provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

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Distributions and Taxes

Distributions
The Funds will make distributions of net investment income and capital gains, if any, at least annually, typically in December.  A Fund may make additional distributions if it deems it desirable at another time during any year.  Because the REITs in which the Funds invest do not provide complete information about the taxability of their distributions until after the calendar year-end, the Funds may not be able to determine how much of their distributions are taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV.  As a result, the Funds may request permission from the Internal Revenue Service each year for an extension of time to issue Form 1099-DIV until February 28.

All distributions will be reinvested in Fund shares unless you choose one of the following options:  (1) receive distributions of capital gains in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.

If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is five or more days after the Transfer Agent has received the written request.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at the applicable Fund’s then current NAV and to reinvest all subsequent distributions.

Tax Consequences
Distributions of the Funds’ net investment income (which include, but are not limited to, interest, dividends, including ordinary income distributions from REITs, and net short-term capital gains), if any, are generally taxable to the Funds’ shareholders as ordinary income.  To the extent that a Fund’s distributions of net investment income consist of “qualified dividend” income, such income may be subject to tax at the reduced rate of federal income tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by a Fund and the shareholder.  Fund distributions attributable to ordinary income distributions issued by REITs will not qualify as “qualified dividend” income and will be subject to ordinary income rates.  The current federal tax provisions applicable to “qualified dividends” are scheduled to expire for tax years beginning after December 31, 2010.  To the extent a Fund’s distributions of net investment income are attributable to net short-term capital gains, such distributions will be treated as ordinary dividend income for the purposes of income tax reporting and will not be available to offset a shareholder’s capital losses from other investments.

Distributions of net capital gains (net long-term capital gains less net short-term capital losses) are generally taxable as long-term capital gains regardless of the length of time a shareholder has owned Fund shares.

You will be taxed in the same manner whether you receive your distributions (whether of net investment income or net capital gains) in cash or reinvest them in additional Fund shares.

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Shareholders who sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption.  The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale or redemption (including in-kind proceeds) and how long the shares were held by a shareholder.  Any loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. If you purchase Fund shares within 30 days before or after redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly purchased shares.

Shareholders will be advised annually as to the federal tax status of all distributions made by the Funds for the preceding year.  Distributions by the Funds may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax adviser.

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Financial Highlights

The following financial highlights tables show the Funds’ financial performance information for the period from the commencement of operations of each Fund (July 30, 2008 for the Realty Income Fund and December 31, 2008 for the U.S. Realty Fund and International Realty Fund) to May 31, 2010.  Certain information reflects financial results for a single share of a Fund.  The total return in the table represents the rate that you would have earned or lost on an investment in a Fund (assuming you reinvested all distributions).  This information has been audited by […], the independent registered public accounting firm of the Funds, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available free of charge upon request.

Grubb & Ellis AGA Realty Income Fund
Per Share Data for a Share Outstanding Throughout Each Period

Year Ended May 31, 2010	Period Ended May 31, 2009(1)

Net Asset Value, Beginning of Period $	$10.00
Income (loss) from investment operations:
Net investment income(2)	0.41
Net realized and unrealized loss	(3.26)
Total from investment operations	(2.85)
Less distributions paid:
Dividends from net investment income	(0.36)
Total distributions paid	(0.36)
Paid-in capital from redemption fees(3)	----
Net Asset Value, End of Period $	$6.79
Total Return(4)%	(27.15)%
Ratios/supplemental data:
Net assets, end of period (000’s) $	$3,817
Ratio of expenses to average net assets before wavier and reimbursements (5)%	19.67%
Ratio of expenses to average net assets after waiver and reimbursements(5)%	1.48%
Ratio of net investment loss to average net assets before waiver and reimbursement(5)%	(10.00)%
Ratio of net investment income to average net assets after waiver and reimbursement (5)%	8.19%
Portfolio turnover rate(4)%	70.7%
(1) The Fund commenced operations on July 30, 2008.
(2) Per share net investment income has been calculated based on average shares outstanding during the period.
(3) Rounds to less than 0.5 cent per share.
(4) Not annualized for periods less than one year.  Sales loads are not reflected in the total return.
(5) Annualized.

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Grubb & Ellis AGA U.S. Realty Fund
Per Share Data for a Share Outstanding Throughout Each Period

Year Ended May 31, 2010	Period Ended May 31, 2009(1)

Net Asset Value, Beginning of Period $	$10.00
Income (loss) from investment operations:
Net investment income(2)	0.14
Net realized and unrealized gain	0.62
Total from investment operations	0.76
Net Asset Value, End of Period $	$10.76
Total Return(3)%	7.60%
Ratios/supplemental data:
Net assets, end of period (000’s) $	$110
Ratio of expenses to average net assets before wavier and reimbursements (4)%	214.80%
Ratio of expenses to average net assets after waiver and reimbursements(4)%	2.00%
Ratio of net investment loss to average net assets before waiver and reimbursement(4)%	(209.28)%
Ratio of net investment income to average net assets after waiver and reimbursement (4)%	3.52%
Portfolio turnover rate(3)%	36.5%
(1)	The Fund commenced operations on December 31, 2008.
(2)	Per share net investment income has been calculated based on average shares outstanding during the period.
(3)	Not annualized for periods less than one year. Sales loads are not reflected in the total return.
(4)	Annualized.

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Grubb & Ellis AGA International Realty Fund
Per Share Data for a Share Outstanding Throughout Each Period

Year Ended May 31, 2010	Period Ended May 31, 2009(1)

Net Asset Value, Beginning of Period $	$10.00
Income (loss) from investment operations:
Net investment income(2)	0.10
Net realized and unrealized gain	5.29
Total from investment operations	5.39
Less Distributions Paid
Net Asset Value, End of Period $	$15.39
Total Return(3)%	53.90%
Ratios/supplemental data:
Net assets, end of period (000’s) $	$424
Ratio of expenses to average net assets before wavier and reimbursements (4)%	116.23%
Ratio of expenses to average net assets after waiver and reimbursements(4)%	2.00%
Ratio of net investment loss to average net assets before waiver and reimbursement(4)%	(112.33)%
Ratio of net investment income to average net assets after waiver and reimbursement (4)%	1.90%
Portfolio turnover rate(3)%	5.1%
(1)	The Fund commenced operations on December 31, 2008.
(2)	Per share net investment income has been calculated based on average shares outstanding during the period.
(3)	Not annualized for periods less than one year. Sales loads are not reflected in the total return.
(4)	Annualized.

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Index Descriptions

Investors cannot invest directly in an index, although they may invest in the underlying securities.

The Dow Jones Select Real Estate Securities Index (formerly the Dow Jones Wilshire Real Estate Securities Index) measures the performance of publicly traded real estate securities.

The Merrill Lynch Fixed Rate Preferred Index is an unmanaged index that includes perpetual preferred issues.

The S&P 500® Index includes 500 common stocks, most of which are listed on the New York Stock Exchange.  The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

S&P Developed BMI Property (ex U.S.) Index is an unmanaged index constructed to include all developed market property companies with an available market capitalization of at least $100 million and derive more than 60% of their revenue from property-related activities.

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PRIVACY NOTICE

The Funds collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and/or
•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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Investment Adviser
Grubb & Ellis Alesco Global Advisors, LLC
400 El Camino Real, Suite 1250
San Mateo, California 94402

Independent Registered Public Accounting Firm

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, National Association
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

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Grubb & Ellis AGA Realty Income Fund
Grubb & Ellis AGA U.S. Realty Fund
Grubb & Ellis AGA International Realty Fund
each a series of Trust for Professional Managers

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The Funds’ SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ last fiscal year.

You can obtain a free copy of these documents, request other information or make general inquiries about the Funds by calling the Funds (toll-free) at 877-40-GRUBB (877-404-7822), by visiting the Funds’ website at www.gbefunds.com or by writing to:

Grubb & Ellis AGA Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You can review and copy information, including the Funds’ shareholder reports and SAI, at the SEC’s Public Reference Room in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 942-8090.  Reports and other information about the Funds are also available:

•	free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•	for a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or
•	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-10401)

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Statement of Additional Information

Dated: September 28, 2010

Grubb & Ellis AGA Realty Income Fund (GBEIX)
Grubb & Ellis AGA U.S. Realty Fund (GBEUX)
Grubb & Ellis AGA International Realty Fund (GBEWX)

Class A Shares

This Statement of Additional Information (“SAI”) provides general information about Class A Shares of the Grubb & Ellis AGA Realty Income Fund (the “Realty Income Fund”), Grubb & Ellis AGA U.S. Realty Fund (the “U.S. Realty Fund”) and the Grubb & Ellis AGA International Realty Fund (the “International Realty Fund”) (each, a “Fund,” and collectively, the “Funds,” or “Grubb & Ellis AGA Funds”), each a series of Trust for Professional Managers (the “Trust”).  This SAI is not a prospectus and should be read in conjunction with the Funds’ current prospectus for Class A shares dated September 28, 2010 (the “Prospectus”), as supplemented and amended from time to time.  The Funds’ audited financial statements for the fiscal period ended May 31, 2010 are incorporated herein by reference from the Funds’ 2010 Annual Report to Shareholders.  To obtain a copy of the Prospectus and/or the Funds’ 2010 Annual Report to Shareholders, please write or call (toll-free) the Funds at the address or telephone number below:

Grubb & Ellis AGA Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
877-40-GRUBB (877-404-7822)

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TABLE OF CONTENTS

The Trust
The Trust is a Delaware statutory trust organized on May 29, 2001, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  Each Fund is one series, or mutual fund, formed by the Trust.  Each Fund has its own investment objective and policies.  As of the date of this SAI, […] other series of the Trust are offered in separate prospectuses and SAIs.  The Trust may start additional series and offer shares of a new fund under the Trust at any time.

The Trust is authorized to issue an unlimited number of interests (or shares).  Interests in the Funds are represented by shares of beneficial interest each with a par value of $0.001.  Each share of the Trust has equal voting rights and liquidation rights, and is voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matters affect only the interests of a particular series.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  The Trust does not normally hold annual meetings of shareholders.  The Trust’s Board of Trustees (the “Board of Trustees”) shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as are declared by the Board of Trustees.  The Board of Trustees has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interests in the assets belonging to that series and the rights of shares of any other series are in no way affected.  Additionally, in case of any liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board of Trustees on the basis of relative net assets, the number of shareholders or another equitable method.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of a Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.  In the event of the dissolution or liquidation of a Fund, the holders of shares of that Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Grubb & Ellis Alesco Global Advisors, LLC serves as the investment adviser to the Funds (the “Adviser”).

Investment Policies, Strategies and Associated Risks
The primary investment objective of the Realty Income Fund is current income through investment in real estate securities, with a secondary investment objective of long-term capital appreciation.  The U.S. Realty Fund’s primary investment objective is total return through long term capital appreciation, with a secondary investment objective of current income, including interest and dividends from portfolio securities.  The International Realty Fund’s primary investment objective is total return through long term capital appreciation, with a secondary investment objective of current income, including interest and dividends from portfolio securities.

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The Realty Income Fund and U.S. Realty Fund are diversified.  Under applicable federal laws, to qualify as a diversified fund, with respect to at least 75% of a fund’s total assets, a fund may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer.  The remaining 25% of a fund’s total assets does not need to be “diversified” and may be invested in the securities of a single issuer.  The diversification of a fund’s holdings is measured at the time the fund purchases a security.  However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of a Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a fund, that fund may have a greater percentage of its assets invested in securities of fewer issuers.  Because the Realty Income and U.S. Realty Funds are diversified, these Funds are less subject to the risk that their performance may be hurt disproportionately by the poor performance of relatively few securities.

The International Realty Fund is non-diversified.  A fund is considered “non-diversified” when a relatively high percentage of its assets may be invested in the securities of a limited number of issuers.  To the extent that the International Realty Fund assumes large positions in the securities of a small number of issuers, the Fund’s net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.  However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), the International Realty Fund intend to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, at the end of each taxable quarter, the International Realty Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) of more than 25% of the value of the Fund’s total assets. In addition, the International Realty Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of the value of the Fund’s total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer.

There is no assurance that a Fund will achieve its investment objective.  The following discussion supplements the description of the Funds’ investment objectives and principal investment strategies set forth in the Prospectus.  Except for the fundamental investment limitations listed below (see “Fundamental Investment Limitations”), the Funds’ investment strategies and policies are not fundamental and may be changed by sole action of the Board of Trustees, without shareholder approval.  While the Funds are permitted to hold securities and engage in various strategies as described hereafter, they are not obligated to do so.  A Fund’s investment objective and strategies may be changed without the approval of that Fund’s shareholders upon 30 days’ written notice to shareholders.

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with a Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, a Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

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General Market Risks
U.S. and international markets have experienced significant volatility since 2008.  As a result, the securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  As a result of this significant volatility, many of the risks associated with an investment in the Funds may have increased.  Continuing market problems may have adverse effects on the Funds.

Real Estate Investment Trust (“REITs”) and Real Estate Operating Companies (“REOCs”).  Equity REITs invest primarily in real property and earn rental income from leasing those properties.  They also may realize gains or losses from the sale of properties.  Equity REITs generally exercise some degree of control over the operational aspects of their real estate investments, lease terms and property maintenance and repair.  Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties and are paid interest by the owners of the financed properties.  Hybrid REITs invest both in real property and in mortgages.

A REIT generally is not taxed on income distributed to its shareholders if it complies with certain federal tax requirements relating primarily to its organization, ownership, assets and income and, further, if it distributes the vast majority of its taxable income to shareholders each year.  Consequently, REITs tend to focus on income-producing real estate investments.  Like REITs, REOCs may invest, own and manage real estate properties.  REOCs do not, however, elect to qualify for the federal income tax treatment accorded REITs.  Consequently, REOCs generally offer investment potential more from capital growth and less from dividend income than do REITs.

A Fund’s investments in REITs and REOCs may be adversely affected by deteriorations of the real estate rental market, in the case of REITs and REOCs that primarily own real estate, or by deteriorations in the creditworthiness of property owners and changes in interest rates in the case of REITs that primarily hold mortgages.  Equity and mortgage REITs and REOCs also are dependent upon specialized management skills, may not be diversified in their holdings and are subject to the risks of financing projects.  REITs also may be subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  Under certain circumstances, a REIT may fail to qualify for such tax-free pass-through of income, which would subject the REIT to federal income taxes and adversely affect the value of its securities.  See “General Realty Companies Risks” and “Special Realty Companies Risks” below.

Mortgage-Related Securities.  Each Fund may invest up to 5% of its assets in mortgage-related securities issued or guaranteed by U.S. issuers, including the U.S. Government, or one of its agencies or instrumentalities, or private issuers.  The Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) issue a significant percentage of all Mortgage-Related Securities in the U.S. GNMA creates pass-through securities from pools of government guaranteed or insured (Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations.  GNMA may guarantee the timely payment of the principal of and interest on these securities, and the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under such guarantee.  FNMA and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers.  FNMA and FHLMC securities are generally not supported by the full faith and credit of the U.S. Government.

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In September 2008, due to the value of FNMA’s and FHLMC’s securities falling sharply and concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship.  The effect of this conservatorship will have on the companies’ securities is unclear.  In addition to placing the companies in conservatorship, the U.S. Treasury announced three additional steps that it intended to take with respect to FNMA and FHLMC.  First, the U.S. Treasury agreed to provide up to $200 billion of capital as needed to ensure that FNMA and FHLMC each maintains a positive net worth and is able to fulfill their financial obligations.  Second, the U.S. Treasury established a new secured lending facility available to FNMA and FHLMC.  Third, the U.S. Treasury initiated a temporary program to purchase FNMA and FHLMC mortgage-backed securities.  The secured lending facility and the temporary purchase program terminated on December 31, 2009.  However, the U.S. Treasury announced in December 2009 that it would permit its funding commitment to increase as necessary to prevent any cumulative reduction in net worth of FNMA and FHLMC over the next three years.  No assurance can be given that the U.S. Treasury initiatives will be successful.

Mortgage-related securities, including related derivatives such as collateralized mortgage obligations (“CMOs”),” which separate the cash flows of mortgage pools into different components called classes or “tranches,” present special risks.  Prepayments of principal by mortgagors or mortgage foreclosures will affect the average life of the mortgage-related securities remaining in a Fund’s portfolio.  Mortgage prepayments are affected by the level of interest rates and other social and demographic conditions.  In periods of rising interest rates, the rate of prepayments tends to decrease, thereby lengthening the average life of a pool of mortgage-related securities.  Conversely, in periods of falling interest rates, the rate of prepayments tends to increase, thereby shortening the average life of a pool.  Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the performance of a Fund.  Because prepayments of principal generally occur when interest rates are declining, a Fund, if still wishing to invest in mortgage-related securities, likely would have to reinvest the proceeds of prepayments at lower interest rates than those at which the assets were previously invested.  If this occurs, a Fund’s performance would decline.  Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable term to maturity or duration, although these securities may have a comparable risk of decline in market value in periods of rising interest rates.  To the extent that a Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

The value of mortgage-related securities also may change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole.  Mortgage-related securities are subject to the credit risk associated with the performance of the underlying mortgage properties.  Due to the structure known as credit tranching, where the majority of mortgage-related securities are highly rated and the minority of mortgage-related securities are lower rated, the lower rated mortgage-related securities are subject to additional credit risk.

Adjustments of interest rates of mortgages underlying adjustable rate mortgage-related securities (“ARMs”) usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits.  The adjustment features of ARMs tend to make their values less sensitive to interest rate changes.

Mortgage-related securities in which the Funds may invest include interests in real estate mortgage investment conduits (“REMICs”) to which the issuers have qualified to be treated as “real estate mortgage investment conduits” under the Code and have the same general characteristics as CMOs.

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The Funds may from time to time also invest in “stripped” mortgage-related securities.  These securities operate like CMOs but entitle the holder to disproportionate interests with respect to the allocation of interest or principal on the underlying mortgages or securities.  A stripped mortgage-related security is created by the issuer separating the interest and principal on a mortgage pool to form two or more independently traded securities.  The result is the creation of classes of discount securities that can be structured to produce faster or slower prepayment expectations based upon the particular underlying mortgage interest rate payments assigned to each class.  These obligations exhibit risk characteristics similar to mortgage-related securities generally and zero coupon securities.  Due to existing market characteristics, “interest only” and “principal only” mortgage-related securities generally are considered illiquid.  The prices of these securities are more volatile than the prices of debt securities that make periodic payments of interest.

Because the mortgages underlying mortgage-related securities are subject to prepayment at any time, most mortgage-related securities are subject to the risk of prepayment in an amount differing from that anticipated at the time of issuance.  Prepayments generally are passed through to the holders of the securities.  Any such prepayments received by a Fund must be reinvested in other securities.  As a result, prepayments in excess of that anticipated could adversely affect yield to the extent reinvested in instruments with a lower interest rate than that of the original security.  Prepayments on a pool of mortgages are influenced by a variety of economic, geographic, social and other factors. Generally, however, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates.  The recovery of any premium that may have been paid for a given security is solely a function of the ability to liquidate such security at or above the purchase price.

Each class of a CMO is usually issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date.  Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates.  The principal of, and interest on, the collateral pool may be allocated among the several classes of a CMO in a number of different ways.  Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO.  As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities.  Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.  See “General Realty Companies Risks” and “Special Realty Companies Risks” below.

General Realty Companies Risks.  Risks of Realty Companies include: declines in the value of real estate; adverse general, regional or local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; and changes in interest rates.  Real estate-related companies also may be subject to liabilities under environmental and hazardous waste laws, which could negatively affect their value.  Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.  The price of Realty Companies’ investments also may drop because of the failure of borrowers to pay their loans and poor management.  Real estate–related companies may be affected by a high level of continuing capital expenditures, competition or increases in operating costs, which may not be offset by increases in revenues.  The value and successful operation of certain types of commercial properties may be affected by a number of factors, such as the location of the property, the knowledge and experience of the management team, the level of mortgage rates, presence of competing properties and adverse economic conditions in the locale.  Many real estate-related companies use leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates as well as risks normally associated with debt financing.

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A Fund’s investments in REITs and REOCs can be adversely affected by deteriorations of the real estate rental market, in the case of REITs and REOCs that primarily own real estate, or by deteriorations in the creditworthiness of property owners and changes in interest rates and the availability of credit in the case of REITs that primarily hold mortgages.  Equity and mortgage REITs and REOCs also are dependent upon specialized management skills, may not be diversified in their holdings and are subject to the risks of financing projects.  REITs also may be subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Special Realty Companies Risks.  In addition, there are risks associated with particular types of Realty Companies investments:

Retail Properties.  Retail properties are affected by the overall health of the applicable sector of the economy and may be adversely affected by the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, spending patterns and lease terminations.

Office Properties.  Office properties are affected by the overall health of the economy and other factors such as a downturn in the businesses operated by their tenants, obsolescence and noncompetitiveness.

Lodging and Hotel Properties.  The risks of lodging and hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs, which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel and adverse effects of general and local economic conditions.  Lodging and hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare Properties.  Healthcare properties and healthcare providers are affected by several significant factors, including: federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations; continued availability of revenue from government reimbursement programs (primarily Medicaid and Medicare); and competition on a local and regional basis.  The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties.  The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Homebuilding.  Homebuilding businesses are affected by several significant factors, including: rising costs and decreased availability of suitable land; costs of construction labor and materials; overbuilding and price competition; consumer demand and confidence; labor availability, including strikes; availability of construction financing and residential mortgages; and related interest rates and availability of credit.

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Gaming.  The risks of gaming businesses include, among other things, state and local laws governing gaming licenses, risks similar to those of lodging and hotel properties, general and local economic conditions and consumer confidence.

Restaurant.  The risks of restaurant businesses are that they are more sensitive to adverse economic conditions and competition than many other businesses, changing consumer tastes, and commodity and labor costs and, in some instances, risks similar to those of the lodging and hotel properties.

Natural Resources.  Natural resources business are affected by several significant factors, including: demand and price fluctuations for the natural resource products; the time and expenses of exploration, acquisition and development; the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues; national, regional, state and local laws governing licenses and permits; political and community opposition; energy costs and other required commodities; and environmental and hazardous waste issues, including costs of regulatory compliance and remediation.

Utility Companies.  Utility companies are subject to a variety of risk factors that may adversely affect their business or operations, including: high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates charged to customers; costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies; and inexperience with and potential losses resulting from a developing deregulatory environment.

Insurance Issues.  Certain of the portfolio companies may carry comprehensive liability, fire, flood, earthquake, extended coverage and rental loss insurance with various policy specifications, limits and deductibles.  Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties, which would, as a result, impact a Fund’s investment performance.

Financing and Credit.  Real estate-related companies may be adversely affected by a lack of available financing or tightening of credit.

Financial Leverage.  Real estate-related companies may be highly leveraged and financial covenants may affect the ability of such companies to operate effectively.

Environmental Issues.  In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a real estate-related company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property.  The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of a Fund could be reduced.

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REIT Tax Issues.  REITs are subject to a highly technical and complex set of provisions in the Code. A Fund might invest in a real estate company that purports to be a REIT and then the company unexpectedly could fail to qualify as a REIT.  In the event of any such unexpected failure to qualify as a REIT, the company would be subject to corporate-level taxation, significantly reducing the return to a Fund on the Fund’s investment in such company.  REITs could possibly fail to qualify for tax-free pass-through of income under the Code, or to maintain their exemptions from registration under the 1940 Act.  The above enumerated risks may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT.  If a REIT’s borrowers or lessees default, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Equity Securities.  Equity securities represent ownership interests, or the rights to acquire ownership interests, in an issuer and include common stocks, preferred stocks, convertible securities, options and warrants, with different types of equity securities providing different voting and dividend rights and priority if the issuer becomes bankrupt.  The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions.  Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Preferred Stocks.  Preferred stocks pay fixed or floating dividends to investors and have “preference” over common stock in the payment of dividends and the liquidation of an issuer’s assets.  This means that an issuer must pay dividends on preferred stocks before paying any dividends on its common securities.  Some preferred stocks offer a fixed rate of return with no maturity date.  Because those preferred stocks never mature, they trade like long-term bonds, can be more volatile than other types of preferred stocks and may have heightened sensitivity to changes in interest rates.  Other preferred stocks have variable dividends, generally determined on a quarterly or other periodic basis, either according to a formula based upon a specified premium or discount to the yield on particular U.S. Treasury securities or based on an auction process involving bids submitted by holders and prospective purchasers of such securities.  Because preferred stocks represent an equity ownership interest in an issuer, their value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets.  Preferred stock holders usually have no voting rights or their voting rights are limited to certain extraordinary transactions or events.

Convertible Securities.  Each Fund may invest in convertible securities.  Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock or other equity security at the option of the holder during a specified period.  Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.  The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.  A Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common stock or other equity security will assist the Fund in achieving its investment objectives.  A Fund may also elect to hold or trade convertible securities.  In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.  In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer’s profits, and the issuer’s management capability and practices.

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Other Investment Companies.  Each Fund may invest in shares of other investment companies, including money market mutual funds, other mutual funds or ETFs.  A Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.  The Funds limit their investments in securities issued by other investment companies in accordance with the 1940 Act.  With certain exceptions, Section 12(d)(1) of the 1940 Act precludes a Fund from acquiring: (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund (such limits do not apply to investments in money market funds).  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell, its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.  SEC Rule 12d1-3 provides, however, that a Fund may rely on the Section 12(d)(1)(F) exemption and charge a sales load in excess of 1 1/2% provided that the sales load and any service fee charged does not exceed limits set forth in applicable rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”)

If a Fund invests in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of the securities of the investment company.  In addition, an investment company purchased by a Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.  In addition to the advisory and operational fees the Funds bear directly in connection with their own operation, each Fund will also bear its pro rata portion of the advisory and operational expenses incurred indirectly through its investments in other investment companies.

Exchange Traded Funds.  An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts.  The portfolios of ETFs in which the Funds invest generally consist of common stocks that closely track the performance and dividend yield of specific securities indices, either broad market, sector or international.  ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of stocks in a single security.  Although index mutual funds are similar, they are generally sold and redeemed only once per day at market close.  Broad securities market index ETFs include Standard & Poor’s Depository Receipts (“SPDRs”), which are interests in a unit investment trust representing an undivided interest in a portfolio of all of the common stocks of the S&P 500 Index.  Real estate-related “sector” ETFs include: iShares Dow Jones U.S. Real Estate Index Partnership (“IYR”), which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of DJWRES Index, which includes companies in the real estate holding and developing and REITs sub-sectors; the Vanguard REIT Index Partnership (“VNQ”), which seeks to parallel the investment performance of the Morgan Stanley REIT Index, which tracks publicly traded equity REITs; and StreetTRACKS Wilshire REIT Index Partnership (“RWR”), which seeks investment results that, before expenses, generally correspond to the price and yield performance of the Wilshire REIT Index.

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Bonds, Debt and Fixed Income Obligations.  Each Fund may invest in up to 20% of its net assets in bonds and other types of fixed income obligations of U.S. issuers.  These securities may pay fixed, variable, adjustable or floating rates of interest, and may include zero coupon obligations that do not pay interest until maturity.  Fixed income obligations may include:

•	bonds, notes and debentures issued by corporations;
•	U.S. Government Securities;
•	municipal securities; and
•	mortgage-related securities and asset-backed securities.

Each Fund may invest in both investment grade and up to 20% of its net assets in non-investment grade fixed-income obligations.  Investment grade fixed-income securities have received a rating from S&P or Moody’s in one of the four highest rating categories or, if not rated, have been determined by the Adviser to be of comparable quality to such rated securities.  Non-investment grade fixed-income securities (typically called “junk bonds”) have received a rating from S&P or Moody’s of below investment grade, or have been given no rating and are determined by the Adviser to be of a quality below investment grade.  There are no limitations on the maturity or duration of fixed-income securities that may be purchased by the Funds.  See Appendix A for descriptions of these rating categories.

Bank Debt Instruments. Bank debt instruments in which the Funds may invest consist of certificates of deposit, banker’s acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions, the accounts of which are insured by the Federal Deposit Insurance Corporation or the Savings Association Insurance Fund.  Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate.  Banker’s acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.  Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.  A Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

Commercial Paper.  Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.  The Funds generally will invest in commercial paper rated A-1 by S&P or Prime-1 by Moody’s or unrated paper of issuers who have outstanding unsecured debt rated AA or better by S&P or Aa or better by Moody’s.  Certain notes may have floating or variable rates.  Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Funds’ policy with respect to illiquid investments unless, in the judgment of the Funds, such note is liquid.

The rating of Prime-1 is the highest commercial paper rating assigned by Moody’s.  Among the factors considered by Moody’s in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer’s products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the issuer’s parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.  These factors are all considered in determining whether the commercial paper is rated Prime-1.  Issuers of commercial paper rated A-1 (highest quality) by S&P have the following characteristics: liquidity ratios are adequate to meet cash requirements; long- term senior debt is rated “A” or better, although in some cases “BBB” credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned.  The relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated A-1.

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Variable-, Adjustable- And Floating-Rate Securities.  Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.).  Adjustments of interest rates of mortgages underlying adjustable rate mortgage-related securities (“ARMs”) usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits.  Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.  The interest rate on variable-, adjustable, or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates or some other objective measure.

Variable-, adjustable- and floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par.  In many cases, the demand feature can be exercised at any time on seven days notice. In other cases, the demand feature is exercisable at any time on 30 days notice or on similar notice at intervals of not more than one year.  Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower.  The interest rates on these notes fluctuate from time to time.  The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations.  The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted.  The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals.  Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.  Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded.  There generally is not an established secondary market for these obligations, although they are redeemable at face value.  Accordingly, where the obligations are not secured by letters of credit or other credit support arrangements, a Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.  Such obligations frequently are not rated by credit rating agencies and, if not so rated, a Fund may invest in them subject to the Fund’s investment policy of not investing more than 20% of its net assets in below-investment grade securities.

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In addition, each variable-, adjustable- and floating-rate obligation must meet the credit quality requirements applicable to all of a Fund’s investments at the time of purchase.  When determining whether such an obligation meets a Fund’s credit quality requirements, a Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

Asset-Backed Securities.  Each Fund may invest up to 5% of its total assets in asset-backed securities issued by private issuers.  Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements.  The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.  Asset-backed securities may be “stripped” into classes in a manner similar to that described under the heading “Mortgage-Related Securities” above, and are subject to similar prepayment risks as described therein.

Repurchase Agreements.  Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase.  In either case, the income to a Fund is unrelated to the interest rate on the security itself.  Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration.  The Funds will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  A Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of a Fund’s net assets would be invested in illiquid securities, including such repurchase agreements.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the U.S. Government security that is subject to the repurchase agreement.  It is not clear whether a court would consider the U.S. Government security acquired by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, a Fund could encounter delays and incur costs before being able to sell the security.  Delays may involve loss of interest or a decline in price of the U.S. Government security.  If a court characterizes the transaction as a loan and a Fund has not perfected a security interest in the U.S. Government security, a Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for the Funds, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

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Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security.  However, a Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to the Adviser, the market value of which is equal to at least 100% of the amount invested by a Fund plus accrued interest, and a Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian.  If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that a Fund could be unsuccessful in seeking to enforce on the seller a contractual obligation to deliver additional securities.

Securities Lending.  Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.  The value of the loaned securities may not exceed one-third of a Fund’s total net assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  The Funds may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.  Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that a Fund may receive as collateral will not become part of a Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, a Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which a Fund is permitted to invest.  During the time securities are on loan, the borrower will pay the Funds any accrued income on those securities, however, such payments of accrued income will not constitute “qualified dividend” income and will be taxable as ordinary income.  For loaned securities, the Funds may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.  The Funds will be responsible for the risks associated with the investment of the cash collateral, including the risk that the Funds may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower. While the Funds do not have the right to vote securities on loan, they would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Illiquid Securities.  Each Fund is limited to investing only up to 15% of its net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security.  Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on a Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Adviser is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).

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A Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which a Fund has valued the security.  Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by  an NRSRO; the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities, which may not exceed 15% of a Fund’s net assets.  Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that a Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities.  The Funds are permitted to sell restricted securities to qualified institutional buyers.

Temporary Strategies; Cash or Similar Investments.  For temporary defensive purposes, the Adviser may invest up to 100% of a Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in a Fund not achieving its investment objective.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

For longer periods of time, a Fund may hold a substantial cash position.  If the market advances during periods when a Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested, and this may result in the Fund not achieving its investment objective during that period.

Fundamental Investment Limitations
The Trust (on behalf of each Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of the outstanding voting securities” of a Fund as defined under the 1940 Act.  Under the 1940 Act, the vote of the holders of a “majority of the outstanding voting securities” means the vote of the holders of the lesser of: (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented, or (ii) more than 50% of the outstanding shares of a Fund.

Each Fund may not:

1.
issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales in accordance with its objectives and strategies;

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2.
underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the 1933 Act);

3.
purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate);

4.
purchase or sell physical commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities;

5.	make loans of money (except for the lending of its portfolio securities, purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements);

6.
(Realty Income Fund and U.S. Realty Fund only) with respect to 75% of its total assets, invest more than 5% of its total assets, computed at the time of investment, in securities of a single issuer or hold more than 10% of the voting securities of such issuer (does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities or other investment companies);

7.
(International Realty Fund only) with respect to 50% of its total assets, invest more than 5% of its total assets, computed at the time of investment, in securities of a single issuer or hold more than 10% of the voting securities of such issuer (does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities or other investment companies); or

8.
invest in the securities of any one industry if as a result, more than 25% of the Fund’s total assets would be invested in the securities of such industry, except that (a) the foregoing does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (b) the Fund may invest more than 25% of its total assets in securities of Realty Companies to the extent disclosed in the Fund’s prospectus and this SAI.

The following lists the non-fundamental investment restrictions applicable to the Funds.  These restrictions can be changed by the Board of Trustees, but the change will only be effective after notice is given to shareholders of the applicable Fund.

Each Fund may not:

1.	with respect to Fundamental Investment Limitation 1 above, purchase portfolio securities while outstanding borrowings exceed 5% of its assets; or

2.
invest more than 15% of the value of its net assets, computed at the time of investment, in illiquid securities.  Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days.  Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice.

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Except with respect to the limitations on borrowing and illiquid securities, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Funds will not be considered a violation.

Management of the Funds

Board of Trustees
The management and affairs of the Funds are supervised by the Board of Trustees.  The Board of Trustees consists of four individuals.  The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard.  The Board of Trustees establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds.

The Role of the Board of Trustees
The Board of Trustees provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser, Distributor, Administrator, Custodian, and Transfer Agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Adviser, Distributor, Administrator, Custodian and Transfer Agent.  The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer who reports directly to the Board and who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters, including an annual compliance review.  Some of these reports are provided as part of formal “Board Meetings,” which are held annually five times per year, in person, and such other times as the Board determines is necessary, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board Meetings to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  The Board of Trustees is comprised of three Independent Trustees – Dr. Michael D. Akers, Mr. Gary A. Drska and Mr. Jonas B. Siegel – and one Interested Trustee – Mr. Joseph C. Neuberger.  Accordingly, 75% of the members of the Board are Independent Trustees, who are Trustees that are not affiliated with the Adviser or its affiliates or any other investment adviser or other service provider to the Trust or any underlying fund.  The Board of Trustees has established three standing committees, an Audit Committee, a Nominating Committee and a Valuation Committee, which are discussed in greater detail under “Board Committees” below.  Each of the Audit Committee and the Nominating Committee are comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

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The Trust’s Chairperson, Mr. Neuberger, is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, which acts as principal underwriter to many of the Trust’s underlying funds.  Mr. Neuberger also serves as the Trust’s President and the Executive Vice President of the Administrator.  The Trust has not appointed a lead Independent Trustee.

In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions.  Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and skills as set forth in the subsection “Trustee Qualifications” below.

The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including: the unaffiliated nature of each investment adviser and the fund(s) managed by such adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s underlying funds.

The Board has determined that the function and composition of the Audit Committee and the Nominating Committee are appropriate means to address any potential conflicts of interest that may arise from the Chairperson’s status as an Interested Trustee.  In addition, the inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes discussed below.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Chief Compliance Officer regularly reports to the Board during Board Meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks.  In addition, the Independent Trustee designated as the Audit Committee’s “audit committee financial expert” meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The full Board receives reports from the investment advisers to the underlying funds and the portfolio managers as to investment risks as well as other risks that may be discussed during Audit Committee meetings.

Trustees and Officers
The Trustees and officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee
Independent Trustees
Dr. Michael D. Akers 615 E. Michigan St. Milwaukee, WI 53202 Age: 55	Trustee	Indefinite Term; Since August 22, 2001	[…]	Professor and Chair, Department of Accounting, Marquette University (2004-present); Associate Professor of Accounting, Marquette University (1996-2004).	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).
Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 53	Trustee	Indefinite Term; Since August 22, 2001	[…]	Captain, Midwest Airlines, Inc. (airline company) (2000-present); Director, Flight Standards & Training (July 1990-December 1999).	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).
Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Age: 67	Trustee	Indefinite Term; Since October 23, 2009	[…]
Managing Director, Chief Administrative Officer (“CAO”) and CCO, Granite Capital International Group, L.P. (an investment management firm) (1994-Present); Vice President, Secretary, Treasurer and CCO of Granum Series Trust (an open-end investment company) (1997-2007); President, CAO and CCO, Granum Securities, LLC (a broker-dealer) (1997-2007).
N/A

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Interested Trustee and Officers
Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Age: 48	Chairperson, President and Trustee	Indefinite Term; Since August 22, 2001	[…]	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-present).	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).
John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 52	Vice President, Treasurer and Principal Accounting Officer	Indefinite Term, Since January 10, 2008 (Vice President) and Since September 10, 2008 (Treasurer)	N/A	Mutual Fund Administration, U.S. Bancorp Fund Services, LLC (2004-Present); Mutual Fund Administration, United Missouri Bank (2000-2004)	N/A
Kristin M. Cuene 615 E. Michigan St. Milwaukee, WI 53202 Age: 50	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since January 23, 2009 (Chief Compliance Officer); Indefinite Term; Since January 18, 2010 (AML Officer)	N/A	Attorney, Compliance Officer, U.S. Bancorp Fund Services, LLC (2008-Present); Attorney, Investment Management, Quarles & Brady, LLP (2007-2008); Student, University of Pennsylvania (2004-2007).	N/A
Rachel A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 31	Secretary	Indefinite Term; Since November 15, 2005	N/A	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (September 2004-present).	N/A
Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Age: 36	Assistant Treasurer	Indefinite Term; Since January 10, 2008	N/A	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2002-Present).	N/A
* Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

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Trustee Qualifications
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee.  The information provided below, and in the table above, is not all-inclusive.  Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Dr. Michael D. Akers.  Dr. Akers has served as an Independent Trustee of the Trust since August 2001.  Dr. Akers has also served as an independent trustee of USA Mutuals, an open-end investment company, since 2001.  Dr. Akers has been a Professor and Chair of the Department of Accounting of Marquette University since 2004, and was Associate Professor of Accounting of Marquette University from 1996 to 2004.  Through his experience as a trustee of mutual funds and his employment experience, Dr. Akers is experienced with financial, accounting, regulatory and investment matters.

Gary A. Drska.  Mr. Drska has served as an Independent Trustee of the Trust since August 2001.  Mr. Drska has also served as an independent trustee of USA Mutuals since 2001.  Mr. Drska has served as a Captain of Midwest Airlines, Inc., an airline company, since 2000.  Through his experience as a trustee of mutual funds, Mr. Drska is experienced with financial, accounting, regulatory and investment matters.

Joseph C. Neuberger.  Mr. Neuberger has served as an Interested Trustee of the Trust since August 2001.  Mr. Neuberger has also served as a trustee of USA Mutuals since 2001 and Buffalo Funds, an open-end investment company, since 2003.  Mr. Neuberger has served as Executive Vice President of U.S. Bancorp Fund Services, a multi-service line service provider to mutual funds, since 1994.  Through his experience as a trustee of mutual funds and his employment experience, Mr. Neuberger is experienced with financial, accounting, regulatory and investment matters.

Jonas B. Siegel.  Mr. Siegel has served as an Independent Trustee of the Trust since November 2009.  Mr. Siegel has also served as the Managing Director, Chief Administrative Officer and Chief Compliance Officer of Granite Capital International Group, L.P., an investment management firm, since 1994, and previously served as Vice President, Secretary, Treasurer and Chief Compliance Officer of Granum Series Trust, an open-end investment company, from 1997 to 2007, and as President, Chief Administrative Officer and Chief Compliance Officer of Granum Securities, LLC, a broker-dealer, from 1997 to 2007.  Through his experience as a trustee of mutual funds and his employment experience, Mr. Siegel is experienced with financial, accounting, regulatory and investment matters.

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Trustee Ownership of Fund Shares
As of December 31, 2009, no Trustee of the Trust beneficially owned shares of the Funds or any other series of the Trust.

Furthermore, as of December 31, 2009, neither the Trustees who are not “interested” persons of the Funds, nor members of their immediate family, own securities beneficially, or of record, in the Adviser, the Funds’ distributor or any of their affiliates.  During the past two years ended December 31, 2009, neither the Trustees who are not “interested” persons of the Funds nor members of their immediate family, have had a direct or indirect interest, the value of which exceeds $120,000, (i) in the Adviser, the Funds’ distributor or any of their affiliates, or (ii) in any transaction or relationship in which any such entity, the Fund, any officer of the Fund, or any of their affiliates was a party.

Board Committees

Audit Committee.  The Trust has an Audit Committee, which is composed of the Independent Trustees, Dr. Akers, Mr. Drska and Mr. Siegel.  The Audit Committee reviews financial statements and other audit-related matters for the Funds.  The Audit Committee also holds discussions with management and with the Funds’ independent auditor concerning the scope of the audit and the auditor’s independence.  Dr. Akers serves as the Audit Committee's "audit committee financial expert," as stated in the annual reports relating to the series of the Trust.  The Audit Committee met [once] with respect to the Funds during the Funds’ prior fiscal year.

Nominating Committee.  The Trust has a Nominating Committee, which is composed of the Independent Trustees, Dr. Akers, Mr. Drska and Mr. Siegel.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.  As part of this process, the Nominating Committee considers criteria for selecting candidates sufficient to identify a diverse group of qualified individuals to serve as trustees.  The Nominating Committee met on October 23, 2009 for the nomination of Mr. Siegel as an Independent Trustee.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board of Trustees.  Recommendations for consideration by the Nominating Committee should be sent to the Secretary of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the Secretary of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board of Trustees will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board of Trustees.  The Nominating Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws.

Valuation Committee.  The Trust has a Valuation Committee.  The Valuation Committee is responsible (1) for monitoring the valuation of Fund securities and other investments, and (2) as required, when the Board of Trustees is not in session, for determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.  The Valuation Committee is currently composed of Mr. Neuberger, Mr. John Buckel and Ms. Jennifer Lima, who each serve as an officer of the Trust.  The Valuation Committee meets as necessary when a price is not readily available.  The Valuation Committee [did not meet] with respect to the Funds during the Funds’ last fiscal year.

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Trustee Compensation
For their service as Trustees for the fiscal period ended May 31, 2010, the Independent Trustees received a retainer fee of $15,000 per year, $1,000 per in-person board meeting and $500 per telephonic board meeting, from the Trust for all series of the Trust, as well as reimbursement for expenses incurred in connection with attendance at board meetings.  Interested Trustees do not receive any compensation for their service as Trustees.

Name of Person/Position	Aggregate Compensation From the Realty Income Fund1	Aggregate Compensation From the U.S. Realty Fund1	Aggregate Compensation From the International Realty Fund1	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and the Trust2 Paid to Trustees
Dr. Michael D. Akers, Independent Trustee	$[…]	$[…]	$[…]	None	None	$[…]
Gary A. Drska, Independent Trustee	$[…]	$[…]	$[…]	None	None	$[…]
Jonas B. Siegel3, Independent Trustee	$[…]	$[…]	$[…]	None	None	$[…]
Joseph C. Neuberger, Interested Trustee	None	None	None	None	None	None
1	Trustees fees and expenses are allocated among the Funds’ and the other series comprising the Trust.
2	There are currently […] other portfolios comprising the Trust.
3	Mr. Siegel was appointed as an Independent Trustee effective as of October 23, 2009. Accordingly, the Trust paid Mr. Siegel $[…] for the period from October 23, 2009 to December 31, 2009.

Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies, more than 25% of the voting securities of a Fund or acknowledges the existence of control.  A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by a Fund.  As of August 31, 2010, the following shareholders were considered to be either principal shareholders or control persons of the Funds:

Principal Shareholders or Control Persons of the Realty Income Fund
Name and Address	% Ownership	Type of Ownership
[…]	[…]%	[…]
[…]	[…]%	[…]
[…]	[…]%	[…]

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Principal Shareholders or Control Persons of the U.S. Realty Fund
Name and Address	% Ownership	Type of Ownership
[…]	[…]%	[…]
[…]	[…]%	[…]

Principal Shareholders or Control Persons of the International Realty Fund
Name and Address	% Ownership	Type of Ownership
[…]	[…]%	[…]
[…]	[…]%	[…]
[…]	[…]%	[…]

As of August 31, 2010, the officers and Trustees owned no shares of the Fund.

Investment Adviser
As stated in the Prospectus, investment advisory services are provided to the Funds by the Adviser, Grubb & Ellis Alesco Global Advisors, LLC, located at 400 El Camino Real, Suite 1250, San Mateo, California 94402, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).  Mr. Jay Paul Leupp, President and Chief Executive Officer of the Adviser and Portfolio Manager of the Funds, and Grubb & Ellis Company, a commercial real estate advisory firm and the parent company of the Adviser, each own over 25% of the Adviser, and are therefore control persons of the Adviser.

After an initial two-year period, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Funds’ outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds upon 60 days’ written notice when authorized either by a majority vote of the Funds’ shareholders or by a vote of a majority of the Board of Trustees, or by the Adviser upon 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

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In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from each Fund an investment advisory fee at the annual rate of 1.00% of the Fund’s average daily net assets, payable on a monthly basis.  However, the Adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis, including additional fees above and beyond any written agreement the Adviser may have to waive fees and/or reimburse Fund expenses.

The table below sets forth the management fees accrued by the Funds under the Advisory Agreement, the amount of the advisory fees and Fund operating expenses waived or reimbursed by the Adviser and the total advisory fees paid by the Funds to the Adviser under the Advisory Agreement:

Realty Income Fund
Fiscal Period Ended	Advisory Fee	Recoupment (Waiver)	Advisory Fee after Recoupment/Waiver
May 31, 2010	$[…]	$[…]	$[…]
May 31, 2009	$7,955	$(144,669)	$0

U.S. Realty Fund
Fiscal Period Ended	Advisory Fee	Recoupment (Waiver)	Advisory Fee after Recoupment/Waiver
May 31, 2010	$[…]	$[…]	$[…]
May 31, 2009	$395	$(84,039)	$0

International Realty Fund
Fiscal Period Ended	Advisory Fee	Recoupment (Waiver)	Advisory Fee after Recoupment/Waiver
May 31, 2010	$[…]	$[…]	$[…]
May 31, 2009	$871	$(99,585)	$0

Fund Expenses.  Each Fund is responsible for its own operating expenses.  However, pursuant to an operating expense limitation agreement between the Adviser and the Funds, the Adviser has agreed to waive its management fees and/or to reimburse Fund operating expenses to ensure that total annual Fund operating expenses (excluding brokerage commission expenses, acquired fund fees and expenses, interest and tax expenses, and extraordinary and non-recurring expenses) do not exceed the limits set forth in the “Fees and Expenses Table” of the Prospectus.  Any waiver in its management fees due to, or payment of expenses by, the Adviser may be reimbursed by the Fund, in subsequent years if the Adviser so requests.  This reimbursement may be requested if the aggregate amount actually paid by that Fund for the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and/or expense payments made in the previous three fiscal years.  Any such reimbursement will be reviewed and approved by the Board of Trustees.  The operating expense limitation agreement may be terminated only by, or with the consent of, the Board of Trustees.  The agreement is in effect through at least […] subject thereafter to annual approval by the Board of Trustees.

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Portfolio Managers
Mr. Jay P. Leupp and Mr. Brett Johnson are portfolio managers of each of the Funds and Mr. David Ronco is a portfolio manager of the Realty Income Fund and the U.S. Realty Fund (the “Portfolio Managers”).  The Portfolio Managers are primarily responsible for the day-to-day management of the Funds’ portfolios.

The following table provides information regarding other accounts managed by Mr. Leupp as of May 31, 2010:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	3	$18.3 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$560,000	0	$0

The following table provides information regarding other accounts managed by Mr. Johnson as of June 30, 2010:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	3	$18.3 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following table provides information regarding other accounts managed by Mr. Ronco as of May 31, 2010:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	2	$16.9 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$560,000	0	$0

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The other accounts for which Mr. Leupp and Mr. Ronco act as portfolio managers have similar investment objectives and very similar investment strategies to the Funds.  Accordingly, the Adviser expects that conflicts of interest in allocating investment opportunities between the Funds and other accounts may arise.  The Adviser has adopted investment allocation policies that allow for fair and equitable distribution of investment opportunities between the Funds and other accounts managed by the Adviser.

The Portfolio Managers’ compensation is a base salary of $300,000 for Mr. Leupp and a base salary of $150,000 for Messrs, Johnson and Ronco.  In addition, the Portfolio Managers are eligible for an annual bonus based on factors determined by Grubb & Ellis Company, the parent company of the Adviser.  Except for an annual target bonus of 150% of Mr. Leupp’s base salary, bonuses are based primarily on the performance of the Adviser’s parent company and are not directly related to the growth of assets under management of any of the Funds.

As of May 31, 2010, the Portfolio Managers beneficially owned shares of the Funds as follows:

Dollar Range of Equity Securities in the Funds (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, Over $1,000,000)
Name of Portfolio Manager	Realty Income Fund	U.S. Realty Fund	International Realty Fund
Mr. Jay P. Leupp	Over-$1,000,000	$100,001 - $500,000	$100,001-$500,000
Mr. David Ronco	$1 - $10,000	$1 - $10,000	None
Mr. Brett Johnson	$1 - $10,000	$1 - $10,000	$1 - $10,000

Service Providers
Pursuant to an Administration Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator” or “USBFS”), acts as administrator for the Funds.  The Administrator provides certain administrative services to the Funds, including, among other responsibilities: coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy or for any matter pertaining to the distribution of Fund shares.  Pursuant to the Administration Agreement, for its services, the Administrator receives from the Funds a fee computed daily and payable monthly based on the Funds’ average net assets at the rate of 0.12% of average net assets on the first $50 million, 0.08% of average net assets on the next $250 million, and 0.05% on the balance, all subject to an annual minimum fee of $30,000.  USBFS also serves as fund accountant, transfer agent (the “Transfer Agent”) and dividend disbursing agent to the Funds under separate agreements.

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During the fiscal periods ended May 31, 2010 and May 31, 2009, the Administrator received the following fees from the Funds under the Administration Agreement:

Realty Income Fund Administration Fees
May 31, 2010	May 31, 2009
$[…]	$29,021

U.S. Realty Fund Administration Fees
May 31, 2010	May 31, 2009
$[…]	$14,348

International Realty Fund Administration Fees
May 31, 2010	May 31, 2009
$[…]	$17,714

U.S. Bank, N.A. (the “Custodian”), an affiliate of USBFS, is the custodian of the assets of the Funds pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian charges fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Legal Counsel
Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin 53202 serves as counsel to the Funds.

Independent Registered Public Accounting Firm
[…] serves as the independent registered public accounting firm of the Funds.

Distribution of Fund Shares
The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Funds’ principal underwriter, provides certain administration services and promotes and arranges for the sale of the Funds’ shares.  The offering of the Funds’ shares is continuous.  The Distributor, the Administrator and the Custodian are affiliated companies.  The Distributor is a registered broker-dealer and member of FINRA.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if its continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board of Trustees, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice.  The Distribution Agreement will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

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The Distributor received the following underwriting commissions for Class A shares of the Funds during the last two fiscal years ended May 31:

Fund	2010	2009

Realty Income Fund	$[…]	$0
U.S. Realty Fund	$[…]	$0
International Realty Fund	$[…]	$5,118.37

The Distributor retained the following underwriting commissions for Class A shares of the Funds during the last two fiscal years:

Fund	2010	2009

Realty Income Fund	$[…]	$0
U.S. Realty Fund	$[…]	$0
International Realty Fund	$[…]	$1,014.37

The Distributor’s distribution fees under the Distribution Agreement are paid out of the amounts of underwriter commissions retained by the Distributor.  However, if excess underwriter concession funds remain after payment of the distribution fees, Distributor will make the balance available for use by the Adviser for pre-approved marketing expenses, including payments to the Adviser’s affiliate, Grubb & Ellis Securities, Inc., only at a rate of 80% of the remaining balance, and 20% of the remaining balance will be retained by the Distributor to offset its expenses.

Distribution Plan
As noted in the Prospectus, the Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”).

12b-1 Distribution Fee
Under the Distribution Plan, each Fund pays a fee to the Distributor for distribution services (the “Distribution Fee”) at an annual rate of 0.25% of the Fund’s average daily net assets.  The Distribution Plan provides that the Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Distribution Plan, or to provide certain shareholder services.

The Distribution Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred.  Because the Distribution Fee is not directly tied to expenses, the amount of distribution fees paid by a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan.  For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.

The Distributor may use the Distribution Fee to pay for services covered by the Distribution Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Fund shares, the printing and mailing of prospectuses, statements of additional information and reports to other than current Fund shareholders, the printing and mailing of sales literature pertaining to the Funds, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable.

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Shareholder Servicing Fees
Under the Distribution Plan, each Fund may pay the Distributor, or other approved shareholder servicing agents, an amount not to exceed 0.23% of the Fund’s average daily net assets for the Realty Income Fund, and 0.25% of the Funds’ average daily net assets for the U.S. Realty Fund and International Realty Fund, for providing or arranging for shareholder support services provided to individuals and plans holding Fund shares.  A shareholder servicing fee is currently not being charged to the Funds. The Funds are responsible for paying shareholder servicing fees to the Distributor and/or various shareholder servicing agents that perform shareholder servicing functions and maintenance of shareholder accounts.  These services may also include the payment to financial intermediaries (including those that sponsor mutual fund supermarkets) and other service providers to obtain shareholder services and maintenance of shareholder accounts (including such services provided by broker-dealers that maintain all individual shareholder account records of, and provide shareholder servicing to, their customers who invest in the Funds through a single “omnibus” account of the broker-dealer).

Under the Shareholder Servicing Plan, payments to the Distributor are calculated and paid at least annually.  In the event that payments to the Distributor during a fiscal year exceed the amounts expended (or accrued, in the case of payments to certain service organizations) during such a fiscal year, the Distributor must refund any such excess to the Funds.  Payments to the Distributor may be discontinued, or the rate amended, at any time by the Board of Trustees, in its sole discretion.  The Distributor is authorized to make final and binding decisions as to all matters relating to payments to service organizations.

To the extent these asset-based fees and other payments to these financial intermediaries for shareholder servicing and account maintenance they provide to the Funds exceed the shareholder servicing fees available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Funds.  In addition, the Funds may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor's customers without charging the customers a sales charge.  The Funds pay the supermarket sponsor a negotiated fee for continuing services, including, without limitation, for maintaining shareholder account records and providing shareholder servicing to their brokerage customers who are shareholders of the Funds.  If the supermarket sponsor’s shareholder servicing fees exceed the shareholder servicing fees available from the Funds, then the balance is paid from the resources of the Adviser.

The Distribution Plan provides that it will continue from year to year upon approval by the majority vote of the Board of Trustees, including a majority of the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the Distribution Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, cast in person at a meeting called for that purpose.  It is also required that the trustees who are not “interested persons” of the Funds, select and nominate all other trustees who are not “interested persons” of the Funds.  The Distribution Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of a Fund’s shares outstanding.  All material amendments to the Distribution Plan or any related agreements must be approved by a vote of a majority of the Board of Trustees and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

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The Distribution Plan requires that the Distributor provide to the Board of Trustees, at least quarterly, a written report on the amounts and purpose of any payment made under the Distribution Plan.  The Fund’s distributor is also required to furnish the Board of Trustees with such other information as may reasonably be requested in order to enable the Board of Trustees to make an informed determination of whether the Distribution Plan should be continued.  With the exception of the Adviser, no “interested person” of the Funds, as defined in the 1940 Act, and no Qualified Trustee of the Funds has or had a direct or indirect financial interest in the Distribution Plan or any related agreement.

As noted above, the Distribution Plan provides for the ability to use Fund assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Fund shares (distribution services).  The payments made by the Funds to these financial intermediaries are based primarily on the dollar amount of assets invested in the Funds through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from the Funds to their investment professionals.  In addition to the ongoing asset-based fees paid to these financial intermediaries under the Distribution Plan, the Funds may, from time to time, make payments under the Distribution Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Funds for their employees.  In addition, the Funds may make payments under the Distribution Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Funds are discussed.

To the extent these asset-based fees and other payments made under the Distribution Plan to these financial intermediaries for the distribution services they provide to a Fund’s shareholders exceed the Distribution Fees available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Funds.  In addition, the Funds may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with its participation in such platforms, the Adviser may use all or a portion of the Distribution Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Funds’ shares.  In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.

During the fiscal period ended May 31, 2010, the Funds paid the following in Rule 12b-1 fees:

Fund	Total Rule 12b-1Fees	Paid to Distributor	Payment to Dealer
Realty Income Fund1	$[…]	$[…]	$[…]
U.S. Realty Fund	$[…]	$[…]	$[…]
International Realty Fund	$[…]	$[…]	$[…]
1	12b-1 fees paid by the Realty Income Fund were used to compensate the Distributor, dealers and selling personnel for distributing the Fund’s shares.

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The following table shows unreimbursed expenses incurred under the Distribution Plan during each Fund’s last fiscal year.  The table shows the unreimbursed expenses in dollars and as a percentage of each Fund’s total net assets:

Fund	Dollar amount of unreimbursed expenses	Percentage of unreimbursed expenses
Realty Income Fund	$[…]	[…]%
U.S. Realty Fund	$[…]	[…]%
International Realty Fund	$[…]	[…]%

Portfolio Transactions and Brokerage
Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions.  Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds will be effected through broker-dealers (including banks) that specialize in the types of securities that the Funds will be holding, unless better executions are available elsewhere.  Dealers usually act as principal for their own accounts.  Purchases from dealers will include a spread between the bid and the asked price.  If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other brokerage services in addition to execution services.  The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by FINRA and the SEC.  Portfolio transactions may also be placed with broker-dealers in which the Adviser has invested on behalf of the Funds and/or client accounts.

While it is the Funds’ general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Funds, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Funds.

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Investment decisions for the Funds are made independently from those of other client accounts.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts.  In such event, the position of a Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seek to acquire the same security as a Fund at the same time, a Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that such Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  In some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned.  In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better execution for the Funds.  Notwithstanding the above, the Adviser may execute buy and sell orders for accounts and take action in performance of its duties with respect to any of its accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Funds, over a period of time on a fair and equitable basis and in accordance with applicable law.

The Funds are required to identify any securities of its “regular brokers or dealers” that the Funds have acquired during its most recent fiscal year. The Funds did not acquire any securities of its “regular brokers or dealers” during the fiscal year ended May 31, 2010.

The Funds are also required to identify any brokerage transactions during its most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by each Fund.  The following table shows each Fund’s total commissions and transactions paid for research services for the fiscal period ended May 31, 2010:

Fund	Commissions	Transactions
Realty Income Fund	$[…]	$[…]
U.S. Realty Fund	$[…]	$[…]
International Realty Fund	$[…]	$[…]

The following table shows the amounts paid by each Fund in brokerage commissions for the fiscal periods ended May 31, 2010 and 2009:

Fund	Brokerage Commissions
	2010	2009
Realty Income Fund	$[…]	$9,871.701
U.S. Realty Fund	$[…]	$324.702
International Realty Fund	$[…]	$150.952
1	The Realty Income Fund commenced operations on July 30, 2008.
2	The U.S. Realty Fund and International Realty Fund commenced operations on December 31, 2008.

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Portfolio Turnover
Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs and could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently at a maximum rate of 35%, but scheduled to increase to 39.6% in 2011).

For the fiscal periods ended May 31, 2010 and 2009, the portfolio turnover rates for the each Fund were as follows:

Realty Income Fund Portfolio Turnover
May 31, 2010	May 31, 2009
[…]%	70.70%

U.S. Realty Fund Portfolio Turnover
May 31, 2010	May 31, 2009
[…]%	36.50%

International Realty Fund Portfolio Turnover
May 31, 2010	May 31, 2009
[…]%	5.10%

Code of Ethics
The Funds, the Adviser and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Adviser and Distributor to invest in securities that may be purchased or held by the Funds.

Proxy Voting Procedures
The Board of Trustees has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by the Funds as part of its investment advisory services, subject to the supervision and oversight of the Board of Trustees.  The Proxy Voting Policies of the Adviser are attached as Appendix B.  Notwithstanding this delegation of responsibilities, however, the Funds retain the right to vote proxies relating to its portfolio securities.  The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Funds and their shareholders, taking into account the value of the Funds’ investments.

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30th are available without charge, upon request, by calling toll-free, (800) SEC-0330 or by accessing the SEC’s website at www.sec.gov.

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Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”).  To ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  Ms. Kristin M. Cuene has been designated as the Anti-Money Laundering Officer of the Trust.

Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures; reporting suspicious and/or fraudulent activity; and a complete and thorough review of all new account applications.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a governmental agency.

Portfolio Holdings Information
The Trust on behalf of the Funds has adopted portfolio holdings disclosure policies (the “Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Funds.  The Adviser has also adopted the Portfolio Holdings Policies.  Information about the Funds’ portfolio holdings will not be distributed to any third party except in accordance with the  Portfolio Holdings Policies.  The Adviser and the Board of Trustees have considered the circumstances under which the Funds’ portfolio holdings may be disclosed under the Portfolio Holdings Policies.  The Adviser and the Board of Trustees have also considered actual and potential material conflicts that could arise in such circumstances between the interests of a Fund’s shareholders and the interests of the Adviser, Distributor or any other affiliated person of the Funds.  After due consideration, the Adviser and the Board of Trustees determined that a Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Portfolio Holdings Policies.  The Board of Trustees has also authorized the Adviser or Trust officers to consider and authorize dissemination of portfolio holdings information to additional parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board of Trustees exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Policies, codes of ethics and other relevant policies of the Funds and its service providers by the Trust’s CCO, (2) considering reports and recommendations by the CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) considering whether to approve any amendment to these Portfolio Holdings Policies.  The Board of Trustees reserves the right to amend the Portfolio Holdings Policies at any time without prior notice in its sole discretion.

Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

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In the event of a conflict between the interests of the Funds and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Funds, and shall report such determination to the Board of Trustees at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed: the Administrator; the Funds’ accountant; the Custodian; the Transfer Agent; the Funds’ independent registered public accounting firm; counsel to the Funds or the trustees (current parties are identified in this SAI); broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities); and regulatory authorities.  Portfolio holdings information not publicly available with the SEC may only be provided to additional third parties, in accordance with the Portfolio Holdings Policies, when a Fund has a legitimate business purpose, and the third party recipient is subject to a confidentiality agreement.  Portfolio holdings information may be separately provided to any person, including rating and ranking organizations such as Lipper and Morningstar, at the same time that it is filed with the SEC or one day after it is first published on the Funds’ website.  Portfolio holdings disclosure may be approved under the Portfolio Holdings Policies by the Trust’s CCO, Treasurer or President.

In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

There can be no assurance that the Portfolio Holdings Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

Determination of Net Asset Value
The NAV of a Fund’s shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.

The NAV per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in that Fund outstanding at such time.

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board of Trustees.

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The Funds’ securities, including depositary receipts, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked prices.

Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market.  Securities primarily traded on the NASDAQ stock market (“NASDAQ”) shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

All other assets of the Funds are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

Purchase and Redemption of Fund Shares

Sales Charges on Class A Shares
The Funds currently only offer Class A shares. Class A shares of the Funds are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees of 0.25% of average daily net assets, and may be subject to shareholder servicing fees of 0.23% of average daily net assets for the Realty Income Fund and 0.25% of average daily net assets for the U.S. Realty Fund and International Realty Fund.  A shareholder servicing fee is currently not being charged to the Funds.

If you purchase Class A shares of a Fund you will pay the public offering price (“POP”) which is the net asset value next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases.  The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares.  Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows:

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Amount of Transaction	Sales Charge as % of Public Offering Price1, 2	Sales Charge as % of Net Amount Invested	Dealer Reallowance3
Less than $100,000	5.00%	5.26%	4.00%
$100,000 but less than $250,000	4.00%	4.17%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.00%
$1,000,000 or more4	0.00%	0.00%	0.00%
1
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

2
The underwriter concession will be paid to the Distributor. A portion of the underwriter concession may be directed by the Distributor to the Advisor and/or Grubb and Ellis Securities, Inc., a registered broker-dealer, and an affiliate of the Adviser.

3	Dealer Reallowance is the percentage of the total sales charge paid to the selling dealer.
4
Class A shares that are purchased at net asset value in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within twelve months from the date of purchase.  The figures in this row assume that such shares are held for longer than twelve months.  If such shares are redeemed within twelve months from the date of purchase, the sales charge as a percentage of the public offering price would be 1.00%, the sales charge as a percentage of the net amount invested would be 1.01% and the dealer reallowance would be 0.00%.  The 1.00% CDSC is applied to the NAV of the shares on the date of original purchase or on the date or redemption, whichever is less.

Reducing Your Sales Charge
You may be able to reduce the sales charge on Class A shares of the Funds based on the combined market value of your accounts.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Class A Fund shares if you are an employee of any Grubb & Ellis company.

•
You pay no sales charges if you were a shareholder of the Fund prior to the conversion into Class A shares on March 31, 2009 provided that you maintain ownership of your shares continuously thereafter.

•	You pay no sales charges on Class A Fund shares you buy with reinvested distributions.

•
You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.  You pay no sales charges if you purchase $1,000,000 or more in Class A shares, and subsequent investments in Class A shares will not incur a sales charge, provided that your aggregate investment in Class A shares exceeds $1,000,000.

•	You pay no sales charges on Class A Fund shares you purchase with the proceeds of a redemption of Class A shares of the Fund within 90 days of the date of the redemption.

•
By signing a Letter of Intent (“LOI”) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months.  Reinvested dividends and capital gains do not count as purchases made during this period.  We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy.  If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you would have paid based on the total amount actually invested in Class A shares on the expiration date.  Otherwise, we will release the escrowed shares when you have invested the agreed amount.

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•
Rights of Accumulation (“ROA”) allow you to combine Class A shares of the Fund you already own with shares of the same class of other Grubb & Ellis Funds in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.  The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the total number of Class A shares you already own in any of the Grubb & Ellis Funds and adding the dollar amount of your current purchase.

•	Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ distributor that allows for load-waived Class A purchases.

Eligible Accounts
Certain accounts may be aggregated for ROA eligibility, including your current investment in the Funds, and previous investments you and members of your primary household group have made in the Funds.  Your primary household group consists of you, your spouse and children under age 21 living at home.  Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase:

•	individual or joint accounts held in your name;

•	Coverdell Savings Accounts and UGMA/UTMA accounts for which you or your spouse is parent or guardian of the minor child;

•	trust accounts of which you or a member of your primary household group, individually, is the beneficiary; and

•	accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation.

Purchases of $1,000,000 or More
Purchases of Class A shares in amounts of $1,000,000 or more will not be subject to a front-end sales charge.  However, Class A shares that are purchased at net asset value in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within twelve months from the date of purchase.

Purchase of Shares
Shares of the Funds are sold in a continuous offering and may be purchased on any business day through authorized intermediaries, as described in the Prospectus, or directly from the Funds.  The Funds may authorize one or more brokers to accept purchase orders on a shareholder’s behalf.  Brokers are authorized to designate intermediaries to accept orders on the Funds’ behalf.  An order is deemed to be received when an authorized broker or agent accepts the order.

Orders received by dealers other than authorized brokers or agents by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. (Eastern time) on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day, plus any applicable sales charge.  Otherwise, the orders will be processed at the next determined price, plus any applicable sales charge for Class A shares.  It is the dealer’s responsibility to transmit orders so that they will be received by the Funds before the close of the NYSE (generally 4:00 p.m., Eastern time).

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Purchase Requests Must be Received in Good Order

Your share price will be based on the next NAV per share, plus any applicable sales charge, calculated after the Transfer Agent or your Authorized Intermediary receives your purchase request in good order, plus any applicable sales charge.  “Good order” means that your purchase request includes:

•	the name of the Fund you are investing in;
•	the dollar amount of shares to be purchased;
•	your account application or investment stub; and
•	a check payable to the name of the Fund in which you are investing.

All purchase requests received in good order before the close of the NYSE (generally 4:00 p.m., Eastern time) will be processed on that same day.  Purchase requests received after 4:00 p.m. (Eastern time) will be processed using the next business day’s price.

Exchange of Shares between Grubb & Ellis Funds
Exchanges of shares of one Fund to another Fund are permitted under certain circumstances.  The minimum exchange amount required to establish a new Fund account is $2,000.  After your accounts are established, exchanges may be made in amounts of $100 or more.  You must also keep a minimum balance in the amount of $1,000 in your account, unless you wish to close that account.  The names and registrations on both accounts must be identical.  Your shares must have been held in an open account for 15 days or more, and the Funds must have received full payment before an exchange to another Fund will be processed.  Redemption fees will also apply if you redeem your shares through an exchange that have not been held in the account for the requisite time period.  Exchanges between Funds are transactions subject to the Funds’ market timing policy.  All shareholders who have selected this option on their account application are able to perform exchanges by telephone.  An exchange from one Fund to another is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.  This is not a tax-free exchange.

Redemption of Shares
To redeem shares, shareholders may send a written request in “good order” to:

Grubb & Ellis AGA Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
877-40-GRUBB (877-404-7822)

A redemption request will be deemed in “good order” if it includes:

•	the shareholder’s name;
•	the name of the Fund;
•	the account number;
•	the share or dollar amount to be redeemed; and
•	signatures by all shareholders on the account (for written redemption requests with signature(s) guaranteed, if applicable).

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Redemption proceeds will be sent to the address of record.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.

A signature guarantee of each owner is required in the following situations:

•	if ownership is being changed on your account;
•	when redemption proceeds are payable or sent to any person, address or bank account not on record;
•	if a change of address request was received by the Transfer Agent within the last 15 days; or
•	for all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Funds and the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from s financial institution source.

The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from banks and securities dealers.  The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program.  The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption Fee
As discussed in the Prospectus, the Funds will assess a 1.00% fee on the redemption of Fund shares held for 90 days or less.  The Fund uses the first-in, first-out method to determine the 60-day holding period.  Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is 60 days or less, the redemption fee will be assessed.  This fee does not apply to Fund shares acquired through reinvested distributions of net investment income and capital gains and may not be applicable to certain qualified accounts held by financial intermediaries, as well as under other circumstances.  The Funds reserve the right to change the terms and amount of this fee upon at least 60 days’ written notice to shareholders.

Redemption-in-Kind
The Funds does not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Funds to redeem in-kind redemption requests of a certain amount.  Specifically, if the amount you are redeeming during any 90-day period is in excess of the lesser of $250,000 or 1% of the net assets of a Fund, valued at the beginning of such period, a Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the net assets of a Fund in securities instead of cash.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and you will bear any market risks associated with such securities until they are converted into cash.

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Tax Matters
Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund, as a series of the Trust, intends to qualify and elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code as amended, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions.  If the Fund does not qualify as a RIC, it would be taxed as a corporation and, in such case, it would be more beneficial for a shareholder to own the Fund’s underlying investments directly rather than though the Fund.

To meet the distribution requirements applicable to RICs, the Funds’ policy is to distribute to its shareholders all of its net investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that a Fund will not be subject to any federal income or excise taxes based on net income.  If a Fund fails to distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year (reduced by any net ordinary losses, but not below the Fund’s net capital gain for that period) and (iii) any amounts from the prior calendar year that were not distributed and on which a Fund paid no federal income tax, that Fund will be subject to a 4% excise tax.  However, the Fund can give no assurances that its anticipated distributions will be sufficient to eliminate all taxes.

Net investment income generally consists of interest, dividends, including ordinary income distributions from REITs, and short-term capital gains, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund.

Distributions of net investment income are typically taxable to shareholders as ordinary income.  For individual shareholders, however a portion of the distributions paid by a Fund may consist of qualified dividends eligible for taxation at the rate applicable to long-term capital gains to the extent a Fund designates the amount distributed as a qualified dividend and the shareholder meets certain holding period requirements with respect to his or her Fund shares.  Fund distributions attributable to ordinary income distributions issued by REITs will not typically qualify as “qualified dividend” income and will usually be subject to ordinary income rates.  The current federal tax provisions applicable to “qualified dividends” are scheduled to expire for tax years beginning after December 31, 2010.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund designates the amount distributed as eligible for deduction and the shareholder meets certain holding period requirements with respect to its Fund shares.  The aggregate amount so designated to either individuals or corporate shareholders cannot, however, exceed the aggregate amount of such dividends received by a Fund for its taxable year.  In view of the Funds’ investment policies, it is expected that part of the distributions by the Funds may be eligible for the qualified dividend income treatment for individual shareholders (in 2010) and the dividends-received deduction for corporate shareholders.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Capital gains distributions are not eligible for the qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.

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Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are generally includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

A redemption or exchange of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon a redemption or exchange of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains received on those shares.  Any loss realized upon a redemption or exchange may be disallowed under certain wash sale rules to the extent shares of a Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

Except in the case of certain exempt shareholders, if a shareholder does not furnish the Funds with its correct Taxpayer Identification Number and certain certifications or the Funds receive notification from the Internal Revenue Service requiring back-up withholding, the Funds are required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds (currently at a rate of 28% for U.S. residents, but scheduled to increase to 31% in 2011).

Foreign taxpayers (including nonresident aliens) are generally subject to a flat withholding rate (currently at 30%) on U.S. source income.  This withholding rate may be lower under the terms of a tax convention.  While certain distributions of short-term capital gains and qualified interest income of a Fund were not subject to such withholding for tax years beginning prior to January 1, 2010, currently this legislation has not been extended to future years (although proposed legislation is pending) and withholding would currently apply to such distributions.

The Realty Income Fund incurred a tax loss carryover of $[…] for the fiscal period ended May 31, 2010.  This carryover will expire on May 31, […].

This discussion and the related discussion in the Prospectus have been prepared by Fund management, and counsel to the Funds have expressed no opinion in respect thereof.

This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations to a particular investor.  You are urged to consult your own tax adviser.

Distributions
Each Fund will receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is a Fund’s net investment income, substantially all of which will be distributed to a Fund’s shareholders.

The amount of a Fund’s distributions is dependent upon the amount of net investment income received by a Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board of Trustees.  The Funds do not pay “interest” or guarantee any fixed rate of return on an investment in their shares.

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A Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain that a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains will be distributed to shareholders with and as a part of the distributions of net investment income giving rise to ordinary income.  If during any year a Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, that Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time a Fund’s shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, consult your tax adviser.

Any distribution paid by a Fund reduces that Fund’s NAV per share on the date paid by the amount of the distribution per share.  Accordingly, a distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Distributions will be made in the form of additional shares of a Fund unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of distributions by notifying the Transfer Agent in writing.  However, any such change will be effective only as to distributions for which the record date is five or more days after the Transfer Agent has received the written request.

Financial Statements
The Annual Report to Shareholders of the Funds dated May 31, 2010, including the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein, are incorporated by reference in this SAI.

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Appendix A – Description of Bond Ratings

RATINGS DEFINITIONS

Standard & Poor’s Issue Credit Rating Definitions

A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

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B-1
A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (Standard & Poor's Underlying Rating)
This is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor's maintains surveillance of an issue with a published SPUR.

Dual Ratings
Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, 'AAA/A-1+'). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, 'SP-1+/A-1+').

The ratings and other credit related opinions of Standard & Poor's and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions.  Standard & Poor's assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision.  Standard &Poor's opinions and analyses do not address the suitability of any security. Standard & Poor's Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor's has obtained information from sources it believes to be reliable, Standard & Poor's does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

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Active Qualifiers (Currently applied and/or outstanding)

i
This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation.  The 'i' subscript indicates that the rating addresses the interest portion of the obligation only.  The 'i' subscript will always be used in conjunction with the 'p' subscript, which addresses likelihood of receipt of principal.  For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

L
Ratings qualified with 'L' apply only to amounts invested up to federal deposit insurance limits.

p
This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation.  The 'p' subscript indicates that the rating addresses the principal portion of the obligation only.  The 'p' subscript will always be used in conjunction with the 'i' subscript, which addresses likelihood of receipt of interest.  For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

pi
Ratings with a 'pi' subscript are based on an analysis of an issuer's published financial information, as well as additional information in the public domain.  They do not, however, reflect in-depth meetings with an issuer's management and therefore may be based on less comprehensive information than ratings without a 'pi' subscript.  Ratings with a 'pi' subscript are reviewed annually based on a new year's financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer's credit quality.

preliminary

Preliminary ratings, with the 'prelim' qualifier, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by Standard & Poor's of appropriate documentation. Standard & Poor's reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

—	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.
—
Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor's policies

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—
Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor's emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or postbankruptcy issuer as well as attributes of the anticipated obligation(s).

—
Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor's opinion, documentation is close to final. Preliminary ratings may also be assigned to these entities' obligations.

—
Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, Standard & Poor's would likely withdraw these preliminary ratings.

—	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

t
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited
Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor's and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*
This symbol indicated continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.  Discontinued use in January 2001.

pr
The letters 'pr' indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

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q
A 'q' subscript indicates that the rating is based solely on quantitative analysis of publicly available information.  Discontinued use in April 2001.

r
The 'r' modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating.  The absence of an 'r' modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor's discontinued the use of the 'r' modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks
Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis.  An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

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Moody’s Credit Rating Definitions

Purpose
The system of rating securities was originated by John Moody in 1909. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which relative creditworthiness of securities may be noted.

Rating Symbols
Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C
Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating
Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating
The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody's observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

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Limitations to Uses of Ratings*
Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to "attractiveness". The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgements about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at "worst" possibilities in the "visible" future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody's ratings are not made with these bank regulations in mind. Moody's Investors Service's own judgement as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody's ratings.

Moody's ratings represent the opinion of Moody's Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody's publications. Reference should be made to these statements for information regarding the issuer. Moody's ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term  Ratings

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

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P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

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Fitch’s National Credit Ratings

For those countries in which foreign and local currency sovereign ratings are below 'AAA', and where there is demand for such ratings, Fitch Ratings will provide National Ratings. It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned. Under this rating scale, a 'AAA' Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country. Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. It is not related to the rating scale of any other national market. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading. Consequently they are identified by the addition of a special identifier for the country concerned, such as 'AAA(arg)' for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, the agency's National Short-Term Rating definitions for 'F1+(xxx)', 'F1(xxx)', 'F2(xxx)' and 'F3(xxx)' may be substituted by the regulatory scales, e.g. 'A1+', 'A1', 'A2' and 'A3'. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on the agency's web-site to determine if any additional or alternative category definitions apply.

National Short-Term Credit Ratings

F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency's National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a "+" is added to the assigned rating.

F2(xxx)
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

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C(xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx)
Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

"+" or "-" may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the 'AAA(xxx)' Long-Term National Rating category, to categories below 'CCC(xxx)', or to Short-Term National Ratings other than 'F1(xxx)'.

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LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor's analysis of the following considerations:

—	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

—	Nature of and provisions of the obligation;

—
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA
An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

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B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated 'D' is in payment default.  The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.  The 'D' rating  also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)
The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings beginning on page A-3.

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Moody’s Long-Term Debt Ratings

Long-Term Obligation Ratings
Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody's Long-Term Rating Definitions:

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

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Fitch’s National Long-Term Credit Ratings

AAA(xxx)
'AAA' National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)
'AA' National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country's highest rated issuers or obligations.

A(xxx)
'A' National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)
'BBB' National Ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)
'BB' National Ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)
'B' National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx)
'CCC' National Ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx)
'CC' National Ratings denote that default of some kind appears probable.

C(xxx)
'C' National Ratings denote that default is imminent.

D(xxx)
'D' National Ratings denote an issuer or instrument that is currently in default.

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Notes to Long-Term and Short-Term National Ratings:
The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

"+" or "-" may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the 'AAA(xxx)' Long-Term National Rating category, to categories below 'CCC(xxx)', or to Short-Term National Ratings other than 'F1(xxx)'.

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MUNICIPAL NOTE RATINGS

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor's U.S. municipal note rating reflects Standard & Poor's opinion about the liquidity factors and market access risks unique to the notes.  Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations:

—	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

—	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings  beginning on page A-3.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Debt Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

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MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

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Appendix B - Proxy Voting Policy of the Adviser

GRUBB & ELLIS ALESCO GLOBAL ADVISORS, LLC PROXY VOTING POLICIES

For any client account that holds at least one percent (1.0%) of the outstanding voting securities of the same class or series of an issuer, Adviser will vote proxies for such securities after carefully considering all proxy solicitation materials and other available facts.  Adviser will vote FOR a proposal if it believes that the proposal serves the best interests of the account whose proxy is solicited because, on balance, the following factors predominate: (i) the proposal has a positive economic effect on shareholder value; (ii) the proposal poses no threat to existing rights of shareholders; (iii) the dilution, if any, of existing shares that would result from approval of the proposal is warranted by the benefits of the proposal; and (iv) the proposal does not limit or impair accountability to shareholders on the part of management and the board of directors.

Adviser will vote AGAINST a proposal if it believes that, on balance, the following factors predominate: (i) the proposal has an adverse economic effect on shareholder value; (ii) the proposal limits the rights of shareholders in a manner or to an extent that is not warranted by the benefits of the proposal; (iii) the proposal causes significant dilution of shares that is not warranted by the benefits of the proposal; (iv) the proposal limits or impairs accountability to the shareholders on the part of management or the board of directors; or (v) the proposal is a shareholder initiative that Adviser believes wastes time and resources of the company or reflects the grievance of one individual.
Adviser generally will vote proxies for all portfolio company securities that are less than one percent (1.0%) of the outstanding voting securities of the same class or series of an issuer in accordance with the recommendation of the issuer's board of directors/management.  Adviser will abstain from voting proxies when Adviser believes that it is appropriate.

If a material conflict of interest over proxy voting arises between Adviser and a client, Adviser will vote all proxies in accordance with the policy described above.  If Adviser determines that this policy does not adequately address the conflict of interest, Adviser will notify the client of the conflict and request that the client consent to Adviser’s intended response to the proxy solicitation.  If the client consents to Adviser’s intended response or fails to respond to the notice within a reasonable period of time specified in the notice, Adviser will vote the proxy as described in the notice.  If the client objects to Adviser’s intended response, Adviser will vote the proxy as directed by the client.

A client can obtain a copy of Adviser’s proxy voting policy and a record of votes cast by Adviser on behalf of that client by contacting Adviser.

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TRUST FOR PROFESSIONAL MANAGERS
PART C

GRUBB & ELLIS AGA REALTY INCOME FUND
GRUBB & ELLIS AGA U.S. REALTY FUND
GRUBB & ELLIS AGA INTERNATIONAL REALTY FUND

OTHER INFORMATION

Item 28.    Exhibits.

(a)			Declaration of Trust.
	(1)	(i)
Amended and Restated Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A with the SEC on April 18, 2008, and is incorporated by reference.

(ii)
Amended and Restated Declaration of Trust was previously filed with Registrant’s Pre-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(b)			Amended and Restated By-Laws.
	(1)		Previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.
(c)			Instruments Defining Rights of Security Holders are incorporated by reference to the Declaration of Trust and Bylaws.
(d)	(1)
Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 93 to its Registration Statement on Form N-1A with the SEC on July 22, 2008, and is incorporated by reference.

(2)
Amended Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 115 to its Registration Statement on Form N-1A with the SEC on December 12, 2008 and is incorporated by reference.

(e)	(1)
Underwriting Agreement was previously filed with Registrant’s Post-Effective Amendment No. 93 to its Registration Statement on Form N-1A with the SEC on July 22, 2008, and is incorporated by reference.

(2)
Amended Underwriting Agreement was previously filed with Registrant’s Post-Effective Amendment No. 115 to its Registration Statement on Form N-1A with the SEC on December 12, 2008 and is incorporated by reference.

(f)			Bonus or Profit Sharing Contracts – Not Applicable.
(g)	(1)		Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 93 to its Registration Statement on Form N-1A with the SEC on July 22, 2008, and is incorporated by reference.
(2)
Amended Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 115 to its Registration Statement on Form N-1A with the SEC on December 12, 2008 and is incorporated by reference.

(h)			Other Material Contracts.
	(1)	(i)
Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 93 to its Registration Statement on Form N-1A with the SEC on July 22, 2008, and is incorporated by reference.

(ii)
Amended Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 115 to its Registration Statement on Form N-1A with the SEC on December 12, 2008 and is incorporated by reference.

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	(2)	(i)
Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 93 to its Registration Statement on Form N-1A with the SEC on July 22, 2008, and is incorporated by reference.

(ii)
Amended Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 115 to its Registration Statement on Form N-1A with the SEC on December 12, 2008 and is incorporated by reference.

	(3)	(i)
Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 93 to its Registration Statement on Form N-1A with the SEC on July 22, 2008, and is incorporated by reference.

(ii)
Amended Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 115 to its Registration Statement on Form N-1A with the SEC on December 12, 2008 and is incorporated by reference.

	(4)		Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 174 to its Registration Statement on Form N-1A with the SEC on January 26, 2010, and is incorporated by reference.
	(5)	(i)
Operating Expenses Limitation Agreement was previously with Registrant’s Post-Effective Amendment No. 93 to its Registration Statement on Form N-1A with the SEC on July 22, 2008, and is incorporated by reference.

(ii)
Amended Operating Expense Limitation Agreement was previously filed with Registrant’s Post-Effective Amendment No. 115 to its Registration Statement on Form N-1A with the SEC on December 12, 2008 and is incorporated by reference.

(i)			Legal Opinions.
(1)
Opinion and Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 93 to its Registration Statement on Form N-1A with the SEC on July 22, 2008, and is incorporated by reference.

(2)
Opinion and Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 115 to its Registration Statement on Form N-1A with the SEC on December 12, 2008, and is incorporated by reference.

	(3)		Consent of Counsel — To be filed by amendment.
(j)			Other Opinions.
	(1)		Consent of Independent Registered Public Accounting Firm – To be filed by amendment.
(k)			Omitted Financial Statements – Not Applicable.
(l)			Agreement Relating to Initial Capital.
	(1)		Previously filed with Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on December 19, 2003, and is incorporated by reference.
(m)	(1)		Rule 12b-1 Plan was previously filed with Registrant’s Post-Effective Amendment No. 93 to its Registration Statement on Form N-1A with the SEC on July 22, 2008, and is incorporated by reference.
(2)
Amended Rule 12b-1 Plan was previously filed with Registrant’s Post-Effective Amendment No. 115 to its Registration Statement on Form N-1A with the SEC on December 12, 2008 and is incorporated by reference.

(n)			Rule 18f-3 Plan – Not Applicable.
(o)			Reserved.

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(p)		Code of Ethics.
(1)
Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A with the SEC on May 2, 2005, and is incorporated by reference.

(2)
Code of Ethics for Fund and Adviser was previously filed with Registrant’s Post-Effective Amendment No. 93 to its Registration Statement on Form N-1A with the SEC on July 22, 2008, and is incorporated by reference.

(3)
Code of Ethics for Principal Underwriter was previously filed with Registrant’s Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A with the SEC on December 14, 2006, and is incorporated by reference.

Item 29.    Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.    Indemnification

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.    Business and Other Connections of Investment Adviser

Grubb & Ellis Alesco Global Advisors, LLC (the “Adviser”) serves as the investment adviser for the Grubb & Ellis AGA Funds.  The principal business address of the Adviser is 400 El Camino Real, Suite 1250, San Mateo, California 94402.  With respect to the Adviser, the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the Securities and Exchange Commission (“SEC”), dated March 29, 2010.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

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Item 32.    Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters’ Select Funds Trust
Artio Global Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Funds, Inc.	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund, Inc.
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
DoubleLine Funds Trust	Perritt Funds, Inc.
Empiric Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
Evermore Funds Trust	PineBridge Mutual Funds
First American Funds, Inc.	PRIMECAP Odyssey Funds
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prospector Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund, Inc.	RBC Funds Trust
Guinness Atkinson Funds	Thompson Plumb Funds, Inc.
Harding Loevner Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Funds Trust	Trust for Professional Managers
Hennessy Funds, Inc.	USA Mutuals Funds
Hennessy Mutual Funds, Inc.	Wall Street Fund
Hennessy SPARX Funds Trust	Wexford Trust
Hotchkis and Wiley Funds	Wisconsin Capital Funds, Inc.
Intrepid Capital Management Funds Trust	WY Funds
Jacob Funds, Inc.

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(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(c)    Not applicable.

Item 33.    Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Grubb & Ellis Alesco Global Advisors, LLC 400 El Camino Real, Suite 1250 San Mateo, CA 94402
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202

Item 34.    Management Services.

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.    Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 22nd day of July, 2010.

TRUST FOR PROFESSIONAL MANAGERS

By:  /s/ John P. Buckel
John P. Buckel
Vice President, Treasurer and Principal Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on July 22, 2010 by the following persons in the capacities indicated.

Signature	Title
Joseph C. Neuberger* Joseph C. Neuberger	Chairperson, President and Trustee
Dr. Michael D. Akers* Dr. Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
Jonas B. Siegel* Jonas B. Siegel	Independent Trustee
* By        /s/ John P. Buckel
John P. Buckel
Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 174 to its Registration Statement on Form N-1A with the SEC on January 26, 2010, and is incorporated by reference.

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